UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01136

security equity fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

DONALD C.CACCIAPAGLIA, PRESIDENT

security equity fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.      Schedule of Investments.

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 98.7%
Financials - 24.1%
Wells Fargo & Co.	1,883	$62,967
Berkshire Hathaway, Inc. — Class B*	638	53,164
Aon plc	1,111	51,973
U.S. Bancorp	1,379	44,349
Allstate Corp.	1,056	37,055
American International Group, Inc.*	1,077	34,561
Hanover Insurance Group, Inc.	860	33,652
BB&T Corp.	1,068	32,947
American Financial Group, Inc.	833	32,679
State Street Corp.	715	31,918
WR Berkley Corp.	736	28,645
JPMorgan Chase & Co.	799	28,548
Progressive Corp.	1,111	23,142
Reinsurance Group of America, Inc. — Class A	326	17,347
Alleghany Corp.*	45	15,289
Ocwen Financial Corp.*	651	12,226
Employers Holdings, Inc.	571	10,301
Endurance Specialty Holdings Ltd.	245	9,388
MGIC Investment Corp.*	2,913	8,389
RenaissanceRe Holdings Ltd.	109	8,285
Huntington Bancshares, Inc.	732	4,685
Old National Bancorp	355	4,264
Total Financials		585,774
Industrials - 16.0%
Equifax, Inc.	1,436	66,917
Republic Services, Inc. — Class A	1,516	40,113
URS Corp.	1,068	37,252
Quanta Services, Inc.*	1,470	35,383
GeoEye, Inc.*	2,224	34,427
United Technologies Corp.	401	30,288
Parker Hannifin Corp.	335	25,755
Covanta Holding Corp.	1,184	20,306
Trex Company, Inc.*	655	19,709
Saia, Inc.*	700	15,323
Navigant Consulting, Inc.*	989	12,501
Aegion Corp. — Class A*	698	12,487
Orbital Sciences Corp.*	861	11,124
FTI Consulting, Inc.*	236	6,785
Atlas Air Worldwide Holdings, Inc.*	138	6,004
United Stationers, Inc.	206	5,552
ICF International, Inc.*	159	3,791
DryShips, Inc.*	1,693	3,708
General Cable Corp.*	93	2,412
Total Industrials		389,837
Energy - 14.5%
Chevron Corp.	606	63,933
Williams Companies, Inc.	1,537	44,296
Apache Corp.	454	39,902
McDermott International, Inc.*	3,481	38,779
ConocoPhillips	521	29,113
Halliburton Co.	839	23,819
Plains Exploration & Production Co.*	470	16,535
Exxon Mobil Corp.	191	16,344
Gulfport Energy Corp.*	640	13,203
Chesapeake Energy Corp.	680	12,648
SandRidge Energy, Inc.*	1,760	11,774
Resolute Energy Corp.*	950	9,092
Phillips 66*	260	8,642
WPX Energy, Inc.*	515	8,333
Goodrich Petroleum Corp.*	566	7,845
Whiting Petroleum Corp.*	150	6,168
USEC, Inc.*	1,615	1,599
Total Energy		352,025
Information Technology - 13.4%
Western Union Co.	3,977	66,972
TE Connectivity Ltd.	1,924	61,394
Computer Sciences Corp.	1,778	44,130
Cisco Systems, Inc.	2,042	35,061
IXYS Corp.*	3,004	33,555
Hewlett-Packard Co.	1,489	29,944
Cree, Inc.*	547	14,041
NetApp, Inc.*	390	12,410
Maxwell Technologies, Inc.*	1,328	8,712
Symmetricom, Inc.*	1,442	8,638
Power-One, Inc.*	1,659	7,499
RF Micro Devices, Inc.*	478	2,032
Total Information Technology		324,388
Consumer Discretionary - 9.1%
Lowe's Companies, Inc.	1,826	51,931
Time Warner, Inc.	1,190	45,815
Cabela's, Inc.*	731	27,639
DeVry, Inc.	598	18,520
Chico's FAS, Inc.	773	11,471
Brown Shoe Company, Inc.	834	10,767
Jack in the Box, Inc.*	378	10,539
Scholastic Corp.	344	9,687
Maidenform Brands, Inc.*	467	9,302
Apollo Group, Inc. — Class A*	245	8,867
Penn National Gaming, Inc.*	142	6,332
Jones Group, Inc.	646	6,176
Hanesbrands, Inc.*	135	3,744
Total Consumer Discretionary		220,790
Health Care - 7.3%
Covidien plc	823	44,031
Aetna, Inc.	862	33,419
UnitedHealth Group, Inc.	364	21,294
MEDNAX, Inc.*	255	17,478
Teva Pharmaceutical Industries Ltd. ADR	440	17,354
Forest Laboratories, Inc.*	495	17,320
Community Health Systems, Inc.*	310	8,690
Universal Health Services, Inc. — Class B	168	7,251
Hologic, Inc.*	309	5,574
Kindred Healthcare, Inc.*	474	4,659
Total Health Care		177,070
Consumer Staples - 6.9%
CVS Caremark Corp.	957	44,721
Kraft Foods, Inc. — Class A	1,001	38,658
Wal-Mart Stores, Inc.	550	38,346
Ralcorp Holdings, Inc.*	239	15,951
JM Smucker Co.	152	11,479

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Consumer Staples - 6.9% (continued)
Hormel Foods Corp.	317	$9,643
Darling International, Inc.*	358	5,903
Post Holdings, Inc.*	73	2,245
Total Consumer Staples		166,946
Utilities - 3.5%
Edison International	1,169	54,007
Black Hills Corp.	395	12,708
Great Plains Energy, Inc.	392	8,393
ALLETE, Inc.	143	5,977
MDU Resources Group, Inc.	222	4,797
Total Utilities		85,882
Materials - 3.3%
Dow Chemical Co.	1,308	41,201
Owens-Illinois, Inc.*	840	16,103
Sonoco Products Co.	413	12,452
Zoltek Companies, Inc.*	635	5,734
Globe Specialty Metals, Inc.	271	3,640
Total Materials		79,130
Telecommunication Services - 0.6%
Windstream Corp.	1,556	15,031
Total Common Stocks
(Cost $2,216,170)		2,396,873
Total Investments - 98.7%
(Cost $2,216,170)		$2,396,873
Other Assets & Liabilities, net - 1.3%		32,687
Total Net Assets - 100.0%		$2,429,560

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 110.6%
Consumer Discretionary - 23.5%
TJX Companies, Inc.[1,2]	7,200	$309,095
Ross Stores, Inc.[1,2]	4,200	262,374
Family Dollar Stores, Inc.[1,2]	3,700	245,976
Limited Brands, Inc.[1,2]	5,100	216,903
Walt Disney Co.[1,2]	4,024	195,164
The Gap, Inc.[1,2]	6,000	164,160
Jack in the Box, Inc.*,1,2	4,000	111,520
Mohawk Industries, Inc.*	1,437	100,346
DR Horton, Inc.	5,394	99,141
Michael Kors Holdings Ltd.*	2,158	90,291
NVR, Inc.*	87	73,949
Amazon.com, Inc.*	313	71,474
Fuel Systems Solutions, Inc.*	3,779	63,072
PVH Corp.[1,2]	800	62,232
Lennar Corp. — Class A	1,949	60,244
American Eagle Outfitters, Inc.	3,036	59,900
Toll Brothers, Inc.*	1,949	57,944
Target Corp.	965	56,153
Whirlpool Corp.	801	48,989
PulteGroup, Inc.*	4,263	45,614
Buffalo Wild Wings, Inc.*	434	37,602
MDC Holdings, Inc.	970	31,690
RadioShack Corp.[1,2]	5,100	19,584
Texas Roadhouse, Inc. — Class A	972	17,914
M/I Homes, Inc.*	853	14,774
Standard Pacific Corp.*	2,315	14,330
Ryland Group, Inc.	491	12,560
Perfumania Holdings, Inc.*	528	4,377
Total Consumer Discretionary		2,547,372
Industrials - 23.5%
Lockheed Martin Corp.[1,2]	3,753	326,811
Joy Global, Inc.[1,2]	4,500	255,286
Trinity Industries, Inc.[1,2]	10,200	254,796
AO Smith Corp.[1,2]	4,200	205,337
USG Corp.*	9,118	173,698
Watsco, Inc.	1,885	139,112
Towers Watson & Co. — Class A1,2	2,200	131,780
Watts Water Technologies, Inc. — Class A1,2	2,800	93,352
General Electric Co.[1,2]	4,200	87,528
Masco Corp.	5,195	72,055
Northrop Grumman Corp.[1,2]	1,100	70,169
Con-way, Inc.[1,2]	1,926	69,548
Hub Group, Inc. — Class A*	1,852	67,042
United Continental Holdings, Inc.*	2,558	62,237
Celadon Group, Inc.	3,549	58,133
Fortune Brands Home & Security, Inc.*	2,502	55,720
TrueBlue, Inc.*	3,244	50,217
Huron Consulting Group, Inc.*	1,186	37,537
Copa Holdings S.A. — Class A	430	35,466
Rollins, Inc.	1,392	31,139
Swift Transportation Co. — Class A*	3,236	30,580
Southwest Airlines Co.	2,993	27,595
US Airways Group, Inc.*	2,057	27,420
Knight Transportation, Inc.	1,705	27,263
Old Dominion Freight Line, Inc.*	487	21,082
Quanta Services, Inc.*	818	19,689
JetBlue Airways Corp.*	3,410	18,073
Stanley Black & Decker, Inc.	244	15,704
Valmont Industries, Inc.	112	13,549
Thermon Group Holdings, Inc.*	596	12,343
Trex Company, Inc.*	333	10,020
Spirit Airlines, Inc.*	488	9,496
Delta Air Lines, Inc.*	853	9,340
Alaska Air Group, Inc.*	226	8,113
Huntington Ingalls Industries, Inc.*,1,2	183	7,364
H&E Equipment Services, Inc.*	418	6,283
Beacon Roofing Supply, Inc.*	112	2,825
Total Industrials		2,543,702
Consumer Staples - 17.7%
Philip Morris International, Inc.[1,2]	9,800	855,148
Altria Group, Inc.[1,2]	16,700	576,985
Herbalife Ltd.[1,2]	5,000	241,650
Wal-Mart Stores, Inc.[1,2]	2,200	153,384
Safeway, Inc.[1,2]	3,900	70,784
Fresh Market, Inc.*	366	19,629
Total Consumer Staples		1,917,580
Health Care - 15.0%
Johnson & Johnson[1,2]	5,000	337,801
ViroPharma, Inc.*,1,2	9,900	234,630
Amgen, Inc.[1,2]	1,800	131,472
Lincare Holdings, Inc.[1,2]	3,800	129,276
Life Technologies Corp.*,1,2	2,800	125,972
WellCare Health Plans, Inc.*,1,2	2,300	121,900
Forest Laboratories, Inc.*,1,2	3,400	118,966
Baxter International, Inc.[1,2]	1,800	95,670
Owens & Minor, Inc.[1,2]	2,700	82,701
Intuitive Surgical, Inc.*	122	67,562
Charles River Laboratories International, Inc.*,1,2	2,000	65,520
Kindred Healthcare, Inc.*,1,2	3,900	38,337
SXC Health Solutions Corp.*	244	24,207
athenahealth, Inc.*	261	20,663
Medicines Co.*	845	19,384
TearLab Corp.*	1,758	5,608
Vertex Pharmaceuticals, Inc.*	49	2,740
Total Health Care		1,622,409
Information Technology - 10.1%
CA, Inc.[1,2]	14,000	379,261
Apple, Inc.*	328	191,552
Avnet, Inc.*,1,2	3,100	95,666
Symantec Corp.*,1,2	5,900	86,199
Arrow Electronics, Inc.*,1,2	2,600	85,306
Harmonic, Inc.*,1,2	11,000	46,860
Amkor Technology, Inc.*,1,2	9,200	44,895
Sourcefire, Inc.*	731	37,573
LinkedIn Corp. — Class A*	244	25,930
eBay, Inc.*	487	20,459
Ultratech, Inc.*	609	19,184
CoreLogic, Inc.*	835	15,289
FSI International, Inc.*	2,873	10,314
LTX-Credence Corp.*	1,531	10,258
Bottomline Technologies, Inc.*	378	6,823
Brightcove, Inc.*	356	5,429

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 110.6% (continued)
Information Technology - 10.1% (continued)
Ellie Mae, Inc.*	244	$4,392
QLIK Technologies, Inc.*	174	3,849
Total Information Technology		1,089,239
Financials - 9.2%
Wells Fargo & Co.	5,688	190,207
Amtrust Financial Services, Inc.[1,2]	6,000	178,260
Weyerhaeuser Co.	5,672	126,826
Endurance Specialty Holdings Ltd.[1,2]	3,000	114,960
Allstate Corp.	2,631	92,322
Brown & Brown, Inc.	2,304	62,830
Markel Corp.*	140	61,838
U.S. Bancorp	1,686	54,222
St. Joe Co.*	2,714	42,908
Genworth Financial, Inc. — Class A*1,2	5,267	29,811
American International Group, Inc.*	554	17,778
AMERISAFE, Inc.*	524	13,598
Tejon Ranch Co.*	251	7,184
Stewart Information Services Corp.	49	752
Total Financials		993,496
Telecommunication Services - 3.5%
AT&T, Inc.[1,2]	10,600	377,996
Materials - 3.4%
Georgia Gulf Corp.	4,217	108,250
PPG Industries, Inc.	808	85,745
Eagle Materials, Inc.	1,618	60,416
Louisiana-Pacific Corp.*	3,976	43,259
Valspar Corp.	731	38,370
RPM International, Inc.	718	19,530
Caesar Stone Sdot Yam Ltd.*	1,267	15,343
Total Materials		370,913
Energy - 3.1%
Anadarko Petroleum Corp.[1,2]	2,755	182,381
ConocoPhillips[1,2]	1,500	83,820
Phillips 66*	750	24,930
Range Resources Corp.	356	22,026
Clean Energy Fuels Corp.*	1,218	18,879
Total Energy		332,036
Utilities - 1.6%
Exelon Corp.[1,2]	4,743	178,432
Total Common Stocks
(Cost $10,768,080)		11,973,175
EXCHANGE TRADED FUNDS† - 0.7%
SPDR S&P Homebuilders ETF	1,939	41,398
Market Vectors Gold Miners ETF	731	32,727
Total Exchange Traded Funds
(Cost $72,801)		74,125
CLOSED-END FUND† - 0.3%
Morgan Stanley China A Share Fund, Inc.*	1,500	28,935
Total Closed-End Fund
(Cost $31,725)		28,935
SHORT TERM INVESTMENT†† - 0.1%
State Street General Account U.S. Government Fund	8,843	8,843
Total Short Term Investment
(Cost $8,843)		8,843
	Face Amount
FEDERAL AGENCY DISCOUNT NOTE†† - 4.6%
Fannie Mae[3]
0.14% due 12/12/12	$500,000	499,706
Total Federal Agency Discount Note
(Cost $499,681)		499,706
REPURCHASE AGREEMENT††,4 - 0.6%
State Street issued 06/29/12 at 0.01% due 07/02/12	60,120	60,120
Total Repurchase Agreement
(Cost $60,120)		60,120
Total Long Investments - 116.9%
(Cost $11,441,250)		$12,644,904
	Shares
COMMON STOCKS SOLD SHORT† - (68.0)%
Consumer Staples - (1.3)%
Bridgford Foods Corp.*	238	(1,816)
Arrow Energy Holdings Pty Ltd.*,†††,5,6	8,900	(22,965)
Mizuho Trust & Banking Company Ltd.*,†††,5,6	17,700	(24,682)
Monster Beverage Corp.*,†††,5,6	3,250	(96,233)
Total Consumer Staples		(145,696)
Telecommunication Services - (1.8)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing Ltd.*,†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)
Total Telecommunication Services		(191,607)
Energy - (2.1)%
EXCO Resources, Inc.	510	(3,871)
Bill Barrett Corp.*	510	(10,924)
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,043)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)
Total Energy		(232,051)
Utilities - (2.3)%
Korea Electric Power Corp. ADR*,†††,5,6	18,310	(247,735)
Materials - (3.5)%
China National Building Material Company Ltd.†††,5,6	14,700	(19,910)
Anhui Conch Cement Company Ltd.†††,5,6	4,500	(20,259)
Shougang Fushan Resources Group Ltd.†††,5,6	66,000	(23,727)
Ivanhoe Mines Ltd.*,†††,5,6	4,440	(37,030)
Western Areas NL†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)
Agnico-Eagle Mines Ltd.†††,5,6,7	1,800	(119,001)
Total Materials		(377,650)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (68.0)% (continued)
Information Technology - (7.4)%
VeriSign, Inc.*,†††,5,6	1,200	$(30,756)
Access Company Ltd.*,†††,5,6	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,5,6	1,260	(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,589)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc*,†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,940)
SAVVIS, Inc.*,†††,5,6	5,700	(84,019)
Cree, Inc.*,†††,5,6	4,000	(109,840)
Total Information Technology		(806,810)
Industrials - (9.5)%
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd.†††,5,6	15,000	(15,536)
China National Materials Company Ltd.†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,658)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Sino Gold Mining Ltd.*,†††,5,6	8,600	(35,368)
Ryanair Holdings plc*,†††,5,6	9,600	(35,970)
Meyer Burger Technology AG*,†††,5,6	200	(49,879)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd.†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.*,†††,5,6	44,400	(461,803)
Total Industrials		(1,028,041)
Financials - (10.6)%
C C Land Holdings Ltd.†††,5,6	50,000	(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,5,6	2,390	(102,770)
Erste Group Bank AG*,†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,690)
Total Financials		(1,149,233)
Health Care - (13.8)%
Sepracor, Inc.*,†††,5,6	1,400	(24,500)
Exelixis, Inc.*,†††,5,6	4,500	(28,845)
bwin Interactive Entertainment AG*,†††,5,6	1,600	(45,582)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Queensland Gas Company Ltd.*,†††,5,6	12,800	(49,787)
Riversdale Mining Ltd.*,†††,5,6	6,700	(50,985)
Zeltia S.A.*,†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,5,6	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,624)
Total Health Care		(1,486,700)
Consumer Discretionary - (15.7)%
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc†††,5,6	124,900	(41,123)
Bwin.Party Digital Entertainment plc*,†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,375)
Total Consumer Discretionary		(1,692,465)
Total Common Stocks Sold Short
(Proceeds $7,180,795)		(7,357,988)
EXCHANGE TRADED FUND SOLD SHORT† - (0.9)%
iShares Barclays 20+ Year Treasury Bond Fund	764	(95,653)
Total Exchange Traded Fund Sold Short
(Proceeds $89,289)		(95,653)
Total Securities Sold Short- (68.9)%
(Proceeds $7,270,084)		$(7,453,641)
Other Assets & Liabilities, net - 52.0%		5,635,775
Total Net Assets - 100.0%		$10,827,038

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $610,763)	9	$16,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2012.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $8,337,691 (cost $7,192,137), or 77.0% of total net assets. The security was deemed liquid at the time of purchase.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreement — See Note 3.
[5]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2012. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (67.8%) of total net assets.
[6]	Illiquid security.
[7]	Security was acquired through a private placement.

ADR	American Depositary Receipt
plc	Public Limited Company

Large Cap Concentrated Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 89.9%
Information Technology - 29.7%
Apple, Inc.*	4,385	$2,560,839
Microsoft Corp.	43,900	1,342,901
Google, Inc. — Class A*	2,165	1,255,852
Visa, Inc. — Class A	8,500	1,050,855
EMC Corp.*	37,580	963,175
International Business Machines Corp.	4,900	958,342
Citrix Systems, Inc.*	8,250	692,505
Broadcom Corp. — Class A*	19,950	674,310
Total Information Technology		9,498,779
Consumer Discretionary - 20.0%
Comcast Corp. — Class A	34,690	1,109,039
Target Corp.	17,280	1,005,523
Walt Disney Co.	19,819	961,222
Yum! Brands, Inc.	14,200	914,764
Home Depot, Inc.	16,850	892,882
Las Vegas Sands Corp.	17,670	768,468
Chipotle Mexican Grill, Inc. — Class A*	2,005	761,800
Total Consumer Discretionary		6,413,698
Consumer Staples - 12.9%
CVS Caremark Corp.	27,100	1,266,383
PepsiCo, Inc.	14,000	989,240
Kraft Foods, Inc. — Class A	24,550	948,121
Estee Lauder Companies, Inc. — Class A	17,420	942,770
Total Consumer Staples		4,146,514
Industrials - 10.9%
United Parcel Service, Inc. — Class B	12,440	979,774
Precision Castparts Corp.	5,930	975,426
Honeywell International, Inc.	16,510	921,918
AMETEK, Inc.	12,550	626,371
Total Industrials		3,503,489
Health Care - 6.6%
Covidien plc	20,790	1,112,265
Biogen Idec, Inc.*	6,850	989,003
Total Health Care		2,101,268
Energy - 3.4%
Schlumberger Ltd.	9,650	626,381
National Oilwell Varco, Inc.	7,320	471,701
Total Energy		1,098,082
Financials - 3.3%
Wells Fargo & Co.	31,440	1,051,354
Materials - 3.1%
EI du Pont de Nemours & Co.	19,650	993,701
Total Common Stocks
(Cost $26,612,163)		28,806,885
EXCHANGE TRADED FUND† - 4.0%
iShares Russell 1000 Growth Index Fund	20,450	1,293,054
Total Exchange Traded Fund
(Cost $1,269,229)		1,293,054
Total Investments - 93.9%
(Cost $27,881,392)		$30,099,939
Other Assets & Liabilities, net - 6.1%		1,956,364
Total Net Assets - 100.0%		$32,056,303

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 92.3%
Information Technology - 21.8%
Apple, Inc.*	13,520	$7,895,680
Microsoft Corp.	136,300	4,169,417
Google, Inc. — Class A*	6,745	3,912,572
Visa, Inc. — Class A	26,440	3,268,777
EMC Corp.*	117,100	3,001,273
International Business Machines Corp.	15,150	2,963,037
Western Union Co.	155,900	2,625,356
Citrix Systems, Inc.*	25,700	2,157,258
TE Connectivity Ltd.	66,700	2,128,397
Broadcom Corp. — Class A*	62,110	2,099,318
Computer Sciences Corp.	70,200	1,742,364
Cisco Systems, Inc.	86,900	1,492,073
Hewlett-Packard Co.	63,816	1,283,340
NetApp, Inc.*	19,090	607,444
Total Information Technology		39,346,306
Consumer Discretionary - 13.8%
Comcast Corp. — Class A	105,600	3,376,032
Target Corp.	53,100	3,089,889
Walt Disney Co.	61,356	2,975,765
Yum! Brands, Inc.	43,500	2,802,270
Home Depot, Inc.	51,200	2,713,088
Chipotle Mexican Grill, Inc. — Class A*	6,365	2,418,382
Las Vegas Sands Corp.	54,750	2,381,078
Time Warner, Inc.	59,566	2,293,291
Lowe's Companies, Inc.	72,000	2,047,680
DeVry, Inc.	24,100	746,377
Total Consumer Discretionary		24,843,852
Industrials - 12.1%
Precision Castparts Corp.	18,420	3,029,906
United Parcel Service, Inc. — Class B	38,290	3,015,720
Honeywell International, Inc.	51,390	2,869,618
Equifax, Inc.	59,300	2,763,380
AMETEK, Inc.	38,700	1,931,517
Republic Services, Inc. — Class A	61,700	1,632,582
URS Corp.	45,900	1,600,992
United Technologies Corp.	21,000	1,586,130
Quanta Services, Inc.*	52,200	1,256,454
GeoEye, Inc.*	68,400	1,058,832
Parker Hannifin Corp.	12,900	991,752
Total Industrials		21,736,883
Financials - 12.1%
Wells Fargo & Co.	187,678	6,275,953
Aon plc	50,100	2,343,678
U.S. Bancorp	69,326	2,229,524
Berkshire Hathaway, Inc. — Class A*	16	1,999,120
Allstate Corp.	49,800	1,747,482
American International Group, Inc.*	52,871	1,696,630
State Street Corp.	34,200	1,526,688
JPMorgan Chase & Co.	41,770	1,492,442
BB&T Corp.	42,012	1,296,070
Progressive Corp.	53,000	1,103,990
Total Financials		21,711,577
Consumer Staples - 10.7%
CVS Caremark Corp.	133,250	6,226,773
Kraft Foods, Inc. — Class A	119,200	4,603,504
PepsiCo, Inc.	43,550	3,077,243
Estee Lauder Companies, Inc. — Class A	53,470	2,893,796
Wal-Mart Stores, Inc.	27,700	1,931,244
Costco Wholesale Corp.	5,200	494,000
Total Consumer Staples		19,226,560
Energy - 9.1%
Chevron Corp.	28,940	3,053,170
Williams Companies, Inc.	76,100	2,193,202
Schlumberger Ltd.	30,000	1,947,300
McDermott International, Inc.*	152,138	1,694,817
Apache Corp.	17,665	1,552,577
National Oilwell Varco, Inc.	22,550	1,453,122
Exxon Mobil Corp.	14,240	1,218,517
Halliburton Co.	39,400	1,118,566
ConocoPhillips	14,400	804,672
Chesapeake Energy Corp.	35,400	658,440
WPX Energy, Inc.*	25,366	410,422
Phillips 66*	7,200	239,328
Total Energy		16,344,133
Health Care - 8.0%
Covidien plc	102,430	5,480,005
Biogen Idec, Inc.*	21,150	3,053,637
Aetna, Inc.	68,300	2,647,991
UnitedHealth Group, Inc.	20,700	1,210,950
Forest Laboratories, Inc.*	33,800	1,182,662
Teva Pharmaceutical Industries Ltd. ADR	21,420	844,805
Total Health Care		14,420,050
Materials - 2.7%
EI du Pont de Nemours & Co.	60,200	3,044,314
Dow Chemical Co.	59,300	1,867,950
Total Materials		4,912,264
Utilities - 1.6%
Edison International	61,800	2,855,160
Telecommunication Services - 0.4%
Windstream Corp.	75,500	729,330
Total Common Stocks
(Cost $149,949,724)		166,126,115
EXCHANGE TRADED FUNDS† - 3.7%
iShares Russell 1000 Growth Index Fund	63,200	3,996,136
iShares Russell 1000 Value Index Fund	29,500	2,012,785
iShares S&P 500 Value Index Fund	10,200	635,256
Total Exchange Traded Funds
(Cost $6,349,498)		6,644,177

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 3.4%
UMB Financial Corp. issued 06/29/12 at 0.05% due 07/02/12	$6,147,000	$6,147,000
Total Repurchase Agreement
(Cost $6,147,000)		6,147,000
Total Investments - 99.4%
(Cost $162,446,222)		$178,917,292
Other Assets & Liabilities, net - 0.6%		1,082,139
Total Net Assets - 100.0%		$179,999,431

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 96.8%
Financials - 22.7%
Hanover Insurance Group, Inc.	1,130,800	$44,248,204
WR Berkley Corp.	805,000	31,330,600
American Financial Group, Inc.[1]	733,910	28,791,289
Reinsurance Group of America, Inc. — Class A	444,514	23,652,589
Alleghany Corp.*	67,450	22,916,138
Ocwen Financial Corp.*	988,754	18,568,800
RenaissanceRe Holdings Ltd.	167,200	12,708,872
Endurance Specialty Holdings Ltd.	325,890	12,488,105
MGIC Investment Corp.*	4,010,139	11,549,200
Lexington Realty Trust	1,165,480	9,871,616
Employers Holdings, Inc.	482,770	8,709,171
Northern Trust Corp.	154,590	7,114,232
Huntington Bancshares, Inc.	960,440	6,146,816
Old National Bancorp	488,442	5,866,188
Investors Real Estate Trust	651,160	5,144,164
Redwood Trust, Inc.	289,617	3,614,420
Fifth Street Finance Corp.	286,930	2,863,561
First Marblehead Corp.*	802,900	939,393
Total Financials		256,523,358
Industrials - 20.0%
Covanta Holding Corp.	1,726,460	29,608,789
Quanta Services, Inc.*	1,022,490	24,611,334
Navigant Consulting, Inc.*	1,667,470	21,076,822
Equifax, Inc.	370,260	17,254,116
Aegion Corp. — Class A*	934,656	16,720,996
GeoEye, Inc.*	1,028,446	15,920,344
Orbital Sciences Corp.*	984,140	12,715,089
Saia, Inc.*	535,300	11,717,717
URS Corp.	329,100	11,479,008
Trex Company, Inc.*	359,090	10,805,018
General Cable Corp.*	392,010	10,168,739
ICF International, Inc.*	422,370	10,069,301
FTI Consulting, Inc.*	317,120	9,117,200
Babcock & Wilcox Co.*	358,370	8,780,065
DryShips, Inc.*	2,764,010	6,053,182
Atlas Air Worldwide Holdings, Inc.*	136,004	5,917,534
United Stationers, Inc.	176,492	4,756,459
Thermoenergy Corp.*	2,701,839	297,202
Total Industrials		227,068,915
Consumer Discretionary - 12.6%
Cabela's, Inc.*	900,083	34,032,139
Chico's FAS, Inc.	1,176,390	17,457,627
Brown Shoe Company, Inc.	1,266,805	16,354,453
Maidenform Brands, Inc.*	668,940	13,325,284
Jack in the Box, Inc.*	387,350	10,799,318
Scholastic Corp.	373,060	10,505,370
DeVry, Inc.	311,880	9,658,923
Penn National Gaming, Inc.*	193,419	8,624,553
Jones Group, Inc.	871,123	8,327,936
Apollo Group, Inc. — Class A*	227,730	8,241,549
Hanesbrands, Inc.*	193,050	5,353,277
Total Consumer Discretionary		142,680,429
Energy - 9.8%
Plains Exploration & Production Co.*	677,150	23,822,136
SandRidge Energy, Inc.*	2,806,090	18,772,742
Gulfport Energy Corp.*	759,911	15,676,964
Goodrich Petroleum Corp.*	997,659	13,827,554
Resolute Energy Corp.*	1,159,390	11,095,362
Whiting Petroleum Corp.*	249,259	10,249,530
McDermott International, Inc.*	805,054	8,968,302
Sanchez Energy Corp.*	322,175	6,701,240
USEC, Inc.*	2,647,630	2,621,154
Total Energy		111,734,984
Information Technology - 9.6%
Computer Sciences Corp.	1,215,820	30,176,652
IXYS Corp.*	2,184,829	24,404,540
Cree, Inc.*	734,290	18,849,224
Power-One, Inc.*	2,409,619	10,891,478
Symmetricom, Inc.*	1,796,750	10,762,533
Maxwell Technologies, Inc.*	1,635,039	10,725,856
RF Micro Devices, Inc.*	632,076	2,686,323
Tessera Technologies, Inc.	60,098	923,706
Total Information Technology		109,420,312
Materials - 6.1%
Owens-Illinois, Inc.*	1,247,720	23,918,793
Sonoco Products Co.	451,040	13,598,856
Zoltek Companies, Inc.*	946,626	8,548,033
Landec Corp.*	867,563	7,426,339
Globe Specialty Metals, Inc.	479,860	6,444,520
Bemis Company, Inc.	169,600	5,315,264
TPC Group, Inc.*	107,171	3,959,968
HB Fuller Co.	2,403	73,772
Total Materials		69,285,545
Health Care - 5.6%
Community Health Systems, Inc.*	456,150	12,785,885
MEDNAX, Inc.*	174,231	11,941,793
Universal Health Services, Inc. — Class B	252,770	10,909,553
Hologic, Inc.*	592,511	10,688,898
Forest Laboratories, Inc.*	280,790	9,824,842
Kindred Healthcare, Inc.*	782,716	7,694,098
Total Health Care		63,845,069
Consumer Staples - 5.3%
Ralcorp Holdings, Inc.*	302,476	20,187,248
Hormel Foods Corp.	490,160	14,910,667
JM Smucker Co.	181,390	13,698,573
Darling International, Inc.*	513,824	8,472,958
Post Holdings, Inc.*	109,198	3,357,839
Total Consumer Staples		60,627,285
Utilities - 5.1%
Great Plains Energy, Inc.	837,777	17,936,805
Black Hills Corp.	477,170	15,350,559
UGI Corp.	345,592	10,170,773
ALLETE, Inc.	198,670	8,304,406
MDU Resources Group, Inc.	283,058	6,116,883
Total Utilities		57,879,426
Total Common Stocks
(Cost $1,039,462,082)		1,099,065,323

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
PREFERRED STOCK†† - 0.0%
Thermoenergy Corp.*,2	858,334	$275,697
Total Preferred Stock
(Cost $819,654)		275,697
	Face Amount
CONVERTIBLE BONDS†† - 1.2%
Industrials - 0.6%
DryShips, Inc.
5.00% due 12/01/14	$9,425,000	6,856,688
Energy - 0.6%
USEC, Inc.
3.00% due 10/01/14	13,600,000	6,596,000
Total Convertible Bonds
(Cost $20,223,843)		13,452,688
REPURCHASE AGREEMENT††,3 - 1.4%
UMB Financial Corp. issued 06/29/12 at 0.05% due 07/02/12	15,340,000	15,340,000
Total Repurchase Agreement
(Cost $15,340,000)		15,340,000
Total Long Investments - 99.4%
(Cost $1,075,845,579)		$1,128,133,708
	Contracts
OPTIONS WRITTEN† - (0.1)%
Written Put Options on:
SandRidge Energy, Inc. Expiring September 2012 with strike price of $7.00	2,860	$(263,120)
SandRidge Energy, Inc. Expiring September 2012 with strike price of $6.00	6,157	(289,379)
Plains Exploration & Production Co. Expiring August 2012 with strike price of $40.00	1,600	(912,000)
Total Written Put Options		(1,464,499)
Total Options Written
(Premiums received $1,136,517)		(1,464,499)
Other Assets & Liabilities, net - 0.7%		7,858,622
Total Net Assets - 100.0%		$1,134,527,831

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2012.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Repurchase Agreement — See Note 3.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 89.0%
Financials - 21.2%
Hanover Insurance Group, Inc.	499,203	$19,533,813
WR Berkley Corp.	374,970	14,593,832
American Financial Group, Inc.[1]	318,060	12,477,494
Reinsurance Group of America, Inc. — Class A	189,803	10,099,417
Alleghany Corp.*	29,458	10,008,356
Ocwen Financial Corp.*	405,108	7,607,928
RenaissanceRe Holdings Ltd.	76,900	5,845,169
Endurance Specialty Holdings Ltd.	130,780	5,011,490
MGIC Investment Corp.*	1,664,623	4,794,114
Lexington Realty Trust	481,300	4,076,611
Employers Holdings, Inc.	190,434	3,435,429
Northern Trust Corp.	67,460	3,104,509
Fifth Street Finance Corp.	276,967	2,764,131
Old National Bancorp	224,405	2,695,104
Huntington Bancshares, Inc.	386,350	2,472,640
Investors Real Estate Trust	245,000	1,935,500
Redwood Trust, Inc.	112,000	1,397,760
First Marblehead Corp.*	400,476	468,557
Bimini Capital Management, Inc. — Class A	402,813	95,064
Total Financials		112,416,918
Industrials - 18.2%
Covanta Holding Corp.	737,040	12,640,236
Quanta Services, Inc.*	450,200	10,836,314
Navigant Consulting, Inc.*	724,370	9,156,036
Equifax, Inc.	163,010	7,596,266
GeoEye, Inc.*	451,762	6,993,276
Aegion Corp. — Class A*	373,195	6,676,459
Orbital Sciences Corp.*	396,788	5,126,501
Saia, Inc.*	233,070	5,101,902
URS Corp.	145,040	5,058,995
Trex Company, Inc.*	158,700	4,775,283
FTI Consulting, Inc.*	151,990	4,369,713
General Cable Corp.*	165,600	4,295,664
ICF International, Inc.*	169,333	4,036,899
Babcock & Wilcox Co.*	135,518	3,320,191
DryShips, Inc.*	1,159,651	2,539,636
Atlas Air Worldwide Holdings, Inc.*	54,351	2,364,812
United Stationers, Inc.	74,556	2,009,284
Total Industrials		96,897,467
Consumer Discretionary - 11.6%
Cabela's, Inc.*	412,691	15,603,846
Chico's FAS, Inc.	491,900	7,299,796
Brown Shoe Company, Inc.	557,357	7,195,479
Maidenform Brands, Inc.*	294,177	5,860,005
Jack in the Box, Inc.*	169,200	4,717,296
Scholastic Corp.	157,600	4,438,016
DeVry, Inc.	127,363	3,944,433
Jones Group, Inc.	381,564	3,647,752
Penn National Gaming, Inc.*	80,018	3,568,003
Apollo Group, Inc. — Class A*	92,060	3,331,651
Hanesbrands, Inc.*	85,035	2,358,021
HydroGen Corp.*	1,265,700	15,188
Total Consumer Discretionary		61,979,486
Information Technology - 8.8%
Computer Sciences Corp.	531,370	13,188,603
IXYS Corp.*	974,179	10,881,579
Cree, Inc.*	305,330	7,837,821
Maxwell Technologies, Inc.*	723,721	4,747,610
Power-One, Inc.*	1,037,775	4,690,743
Symmetricom, Inc.*	696,000	4,169,040
RF Micro Devices, Inc.*	278,431	1,183,332
Tessera Technologies, Inc.	24,305	373,568
Total Information Technology		47,072,296
Energy - 8.7%
Plains Exploration & Production Co.*	273,230	9,612,231
SandRidge Energy, Inc.*	1,146,351	7,669,088
Gulfport Energy Corp.*	310,252	6,400,499
Goodrich Petroleum Corp.*	435,782	6,039,939
Resolute Energy Corp.*	489,960	4,688,917
Whiting Petroleum Corp.*	109,478	4,501,735
McDermott International, Inc.*	322,784	3,595,814
Sanchez Energy Corp.*	128,801	2,679,061
USEC, Inc.*	1,203,200	1,191,168
Total Energy		46,378,452
Materials - 5.5%
Owens-Illinois, Inc.*	555,010	10,639,541
Sonoco Products Co.	196,500	5,924,475
Zoltek Companies, Inc.*	379,874	3,430,262
Landec Corp.*	349,900	2,995,144
Globe Specialty Metals, Inc.	193,030	2,592,393
Bemis Company, Inc.	74,370	2,330,756
TPC Group, Inc.*	45,504	1,681,373
HB Fuller Co.	1,054	32,358
Total Materials		29,626,302
Consumer Staples - 5.1%
Ralcorp Holdings, Inc.*	132,182	8,821,827
JM Smucker Co.	93,130	7,033,178
Hormel Foods Corp.	215,470	6,554,597
Darling International, Inc.*	216,058	3,562,796
Post Holdings, Inc.*	44,461	1,367,176
Total Consumer Staples		27,339,574
Health Care - 5.0%
Community Health Systems, Inc.*	211,450	5,926,944
MEDNAX, Inc.*	70,703	4,845,984
Universal Health Services, Inc. — Class B	102,930	4,442,459
Forest Laboratories, Inc.*	126,100	4,412,239
Hologic, Inc.*	220,262	3,973,526
Kindred Healthcare, Inc.*	331,981	3,263,373
Total Health Care		26,864,525
Utilities - 4.9%
Great Plains Energy, Inc.	377,735	8,087,305
Black Hills Corp.	212,939	6,850,248
UGI Corp.	160,920	4,735,876
ALLETE, Inc.	91,500	3,824,700
MDU Resources Group, Inc.	135,467	2,927,442
Total Utilities		26,425,571
Total Common Stocks
(Cost $458,182,049)		475,000,591

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
PREFERRED STOCK†† - 0.0%
Thermoenergy Corp.*,2	793,750	$254,953
Total Preferred Stock
(Cost $757,980)		254,953
EXCHANGE TRADED FUNDS† - 5.1%
iShares Russell Midcap Value Index Fund	236,000	10,922,080
iShares Russell 2000 Value Index Fund	115,000	8,094,850
iShares S&P MidCap 400/BARRA Value Index Fund	99,000	8,080,380
Total Exchange Traded Funds
(Cost $26,304,254)		27,097,310
	Face Amount
CONVERTIBLE BONDS†† - 0.9%
Energy - 0.5%
USEC, Inc.
3.00% due 10/01/14	$5,500,000	2,667,500
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	2,725,000	1,982,438
Total Convertible Bonds
(Cost $6,915,524)		4,649,938
REPURCHASE AGREEMENT††,3 - 2.3%
UMB Financial Corp. issued 06/29/12 at 0.05% due 07/02/12	12,518,000	12,518,000
Total Repurchase Agreement
(Cost $12,518,000)		12,518,000
Total Long Investments - 97.3%
(Cost $504,677,807)		$519,520,792
	Contracts
OPTIONS WRITTEN† - (0.1)%
Written Put Options on:
SandRidge Energy, Inc. Expiring September 2012 with strike price of $7.00	1,176	$(108,192)
SandRidge Energy, Inc. Expiring September 2012 with strike price of $6.00	2,530	(118,910)
Plains Exploration & Production Co. Expiring August 2012 with strike price of $40.00	700	(399,000)
Total Written Put Options		(626,102)
Total Options Written
(Premiums received $481,463)		(626,102)
Other Assets & Liabilities, net - 2.8%		15,101,805
Total Net Assets - 100.0%		$533,996,495

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2012.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Repurchase Agreement — See Note 3.

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7%
Financials - 21.8%
Goodman Group††	105,997	$401,347
UniCredit SpA*,††	54,287	205,849
Daiwa House Industry Company Ltd.††	7,000	99,293
Seven Bank Ltd.††	38,600	99,125
Sumitomo Realty & Development Company Ltd.††	4,000	98,386
Mitsui Fudosan Company Ltd.††	5,000	97,014
Aeon Credit Service Company Ltd.††	5,090	94,417
Tokyu Land Corp.††	19,000	94,312
Old Mutual plc††	39,670	94,276
Hannover Rueckversicherung AG††	1,576	93,885
Swiss Re AG*,††	1,458	91,923
Legal & General Group plc††	45,720	91,329
Prudential plc††	7,834	90,768
Global Logistic Properties Ltd.*,††	53,950	89,814
Mitsubishi Estate Company Ltd.††	5,000	89,704
Nomura Real Estate Holdings, Inc.††	4,890	89,547
Credit Saison Company Ltd.††	3,990	88,714
Svenska Handelsbanken AB — Class A††	2,693	88,531
Link REIT††	21,480	88,042
Swedbank AB — Class A††	5,535	87,194
Sino Land Company Ltd.††	57,400	87,160
Joyo Bank Ltd.††	19,000	86,455
Westfield Group††	8,794	86,105
Sumitomo Mitsui Financial Group, Inc.††	2,600	85,891
Standard Life plc††	23,375	85,544
Daito Trust Construction Company Ltd.††	900	85,313
Mizuho Financial Group, Inc.††	50,150	84,716
BOC Hong Kong Holdings Ltd.††	27,470	84,565
Japan Retail Fund Investment Corp.††	53	84,072
Insurance Australia Group Ltd.††	23,411	83,965
Wheelock & Company Ltd.††	21,980	83,520
London Stock Exchange Group plc††	5,296	83,517
Shizuoka Bank Ltd.††	8,000	82,314
CapitaMalls Asia Ltd.††	65,940	82,250
Suruga Bank Ltd.††	8,000	81,938
Skandinaviska Enskilda Banken AB — Class A††	12,553	81,521
Mitsubishi UFJ Financial Group, Inc.††	16,980	81,349
Dexus Property Group††	84,505	80,863
Aegon N.V.††	17,416	80,774
Hammerson plc††	11,571	80,339
Hang Lung Group Ltd.††	12,990	80,319
Muenchener Rueckversicherungs AG††	569	80,294
Mirvac Group††	61,077	80,253
Shinsei Bank Ltd.††	65,920	80,198
City Developments Ltd.††	8,990	80,136
Mitsubishi UFJ Lease & Finance Company Ltd.††	1,920	79,864
NTT Urban Development Corp.††	98	79,285
Commonwealth Bank of Australia††	1,445	79,134
Westfield Retail Trust††	26,868	78,808
HSBC Holdings plc††	8,918	78,565
UOL Group Ltd.††	19,980	78,320
ORIX Corp.††	840	78,284
Chugoku Bank Ltd.††	6,000	78,192
CFS Retail Property Trust Group††	39,167	78,173
Australia & New Zealand Banking Group Ltd.††	3,430	78,135
Zurich Insurance Group AG*,††	344	77,793
T&D Holdings, Inc.††	7,300	77,766
Industrivarden AB — Class C††	6,031	77,699
Wing Hang Bank Ltd.††	7,990	77,692
DBS Group Holdings Ltd.††	7,000	77,320
Keppel Land Ltd.††	30,000	77,201
Oversea-Chinese Banking Corporation Ltd.††	10,990	76,852
Pohjola Bank plc — Class A††	6,584	76,839
SCOR SE††	3,169	76,830
Sony Financial Holdings, Inc.††	4,700	76,712
AIA Group Ltd.††	22,180	76,611
Government Properties Trust, Inc.††	22,436	75,890
Bank of Yokohama Ltd.††	16,000	75,650
CapitaLand Ltd.††	35,000	75,465
Kerry Properties Ltd.††	17,480	75,219
Macquarie Group Ltd.††	2,783	75,150
Tryg A/S††	1,332	74,879
Ageas††	37,663	74,799
Standard Chartered plc††	3,437	74,630
Stockland††	23,498	74,580
Allianz AG††	741	74,538
Fukuoka Financial Group, Inc.††	19,000	74,194
Suncorp Group Ltd.††	8,874	74,151
CapitaMall Trust††	48,950	74,144
Westpac Banking Corp.††	3,395	74,133
United Overseas Bank Ltd.††	4,990	74,099
ASX Ltd.††	2,407	73,884
Barclays plc††	28,923	73,878
Land Securities Group plc††	6,376	73,817
Lloyds Banking Group plc*,††	151,128	73,811
Ascendas Real Estate Investment Trust††	42,950	73,271
Dai-ichi Life Insurance Company Ltd.††	63	72,963
Partners Group Holding AG††	409	72,748
Hang Seng Bank Ltd.††	5,290	72,727
Aeon Mall Company Ltd.††	3,400	72,449
Hysan Development Company Ltd.††	18,980	72,348
Klepierre††	2,200	72,305
Wharf Holdings Ltd.††	12,990	72,237
Henderson Land Development Company Ltd.††	12,990	72,217

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Financials - 21.8% (continued)
Chiba Bank Ltd.††	12,000	$72,079
National Australia Bank Ltd.††	2,956	72,000
Gjensidige Forsikring ASA††	6,176	71,949
Hang Lung Properties Ltd.††	21,000	71,833
Investor AB — Class B††	3,762	71,825
Daiwa Securities Group, Inc.††	19,000	71,606
Capital Shopping Centres Group plc††	14,141	71,412
Bank of East Asia Ltd.††	19,780	71,291
Gunma Bank Ltd.††	15,000	70,970
New World Development Company Ltd.††	60,000	70,701
First Pacific Company Ltd.††	68,123	70,660
Danske Bank A/S*,††	5,078	70,608
Yamaguchi Financial Group, Inc.††	8,000	70,553
Japan Prime Realty Investment Corp.††	25	70,369
Singapore Exchange Ltd.††	14,000	70,334
Tokio Marine Holdings, Inc.††	2,800	70,261
NKSJ Holdings, Inc.††	3,300	70,250
Investment AB Kinnevik — Class B††	3,473	69,708
Swire Pacific Ltd. — Class A††	5,990	69,669
Royal Bank of Scotland Group plc*,††	20,513	69,449
Nordea Bank AB††	8,046	69,337
Julius Baer Group Ltd.*,††	1,909	69,220
Aozora Bank Ltd.††	29,000	69,060
Exor SpA††	3,201	68,819
Resona Holdings, Inc.††	16,680	68,715
Sumitomo Mitsui Trust Holdings, Inc.††	22,980	68,679
British Land Company plc††	8,577	68,609
RSA Insurance Group plc††	40,380	68,481
QBE Insurance Group Ltd.††	4,935	68,205
Bank of Kyoto Ltd.††	9,000	68,191
Wendel S.A.††	914	67,686
Nippon Building Fund, Inc.††	7	67,681
Hachijuni Bank Ltd.††	13,000	67,576
Sampo Oyj — Class A††	2,601	67,487
Nomura Holdings, Inc.††	18,000	67,294
3i Group plc††	21,765	67,261
Randstad Holding N.V.††	2,265	66,792
Deutsche Bank AG††	1,850	66,777
IMMOFINANZ AG*,††	20,967	66,719
Schroders plc††	3,142	65,805
Vienna Insurance Group AG Wiener Versicherung Gruppe††	1,603	64,804
AXA S.A.††	4,843	64,749
Fonciere Des Regions††	900	64,713
Unibail-Rodamco SE††	351	64,662
Investec plc††	11,065	64,572
Unione di Banche Italiane SCPA††	19,736	64,486
Japan Real Estate Investment Corp.††	7	64,181
Iyo Bank Ltd.††	8,000	63,887
Admiral Group plc††	3,410	63,553
AMP Ltd.††	15,902	63,278
Nishi-Nippon City Bank Ltd.††	26,000	63,125
Lend Lease Group††	8,475	63,029
UBS AG*,††	5,378	62,940
SBI Holdings, Inc.††	847	62,939
Corio N.V.††	1,417	62,391
Intesa Sanpaolo SpA††	43,794	62,334
Groupe Bruxelles Lambert S.A.††	917	62,250
DNB ASA††	6,249	62,130
Nomura Real Estate Office Fund, Inc. — Class A††	11	62,054
Segro plc††	18,151	61,808
Mizrahi Tefahot Bank Ltd.*,††	7,916	61,780
Cheung Kong Holdings Ltd.††	5,000	61,731
Aviva plc††	14,416	61,702
Raiffeisen Bank International AG††	1,870	61,228
Banco Bilbao Vizcaya Argentaria S.A.††	8,497	60,684
ING Groep N.V.*,††	9,013	60,428
Bendigo and Adelaide Bank Ltd.††	7,888	60,279
Gecina S.A.††	675	60,178
GAM Holding AG*,††	5,378	60,046
Sun Hung Kai Properties Ltd.††	5,000	59,445
Banco Popolare SC††	44,111	59,230
Hong Kong Exchanges and Clearing Ltd.††	4,100	58,994
Intesa Sanpaolo SpA††	51,349	58,468
Delta Lloyd N.V.††	4,199	58,398
MS&AD Insurance Group Holdings††	3,300	57,734
KBC Groep N.V.††	2,692	56,933
Assicurazioni Generali SpA††	4,193	56,856
BNP Paribas S.A.††	1,473	56,795
ICADE††	745	56,348
Baloise Holding AG††	851	56,227
Bank Hapoalim BM*,††	18,144	55,975
Pargesa Holding S.A.††	938	55,849
Resolution Ltd.††	17,793	54,731
Banco Santander S.A.††	8,243	54,533
Swiss Life Holding AG*,††	576	54,294
Societe Generale S.A.††	2,295	53,820
ICAP plc††	9,979	52,802
Eurazeo††	1,336	51,450
CNP Assurances*,††	4,116	50,276
Credit Suisse Group AG*,††	2,696	49,333
Natixis††	18,204	49,039
Bank Leumi Le-Israel BM*,††	19,853	48,518
CaixaBank††	14,653	47,711
Ratos AB — Class B††	4,967	47,162
Mapfre S.A.††	21,863	44,480
Commerzbank AG*,††	24,851	42,211
Erste Group Bank AG*,††	2,049	38,916
Banco de Sabadell S.A.††	19,509	37,890
Mediobanca SpA††	8,088	35,671
Banco Popular Espanol S.A.††	15,240	34,473
Credit Agricole S.A.††	7,645	33,735
Banca Monte dei Paschi di Siena SpA††	117,326	29,252
Man Group plc††	21,649	25,886
Bankia S.A.*,††	13,726	16,062
Banco Espirito Santo S.A.*,††	22,401	15,317

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Financials - 21.8% (continued)
Hokuhoku Financial Group, Inc.††	960	$1,556
Total Financials		14,361,324
Industrials - 19.6%
Asciano Ltd.††	45,822	205,811
Wolseley plc††	3,071	114,457
Bunzl plc††	6,217	101,511
Keisei Electric Railway Company Ltd.††	12,000	101,370
Rolls-Royce Holdings plc*,††	7,437	100,170
Babcock International Group plc††	7,483	100,156
Koninklijke Vopak N.V.††	1,542	98,913
Intertek Group plc††	2,339	97,952
Experian plc††	6,712	94,688
Hino Motors Ltd.††	13,000	94,093
TNT Express N.V.††	7,982	93,638
Kubota Corp.††	10,000	92,414
Balfour Beatty plc††	19,639	91,791
Cobham plc††	24,953	90,863
Wartsila Oyj Abp††	2,772	90,821
Assa Abloy AB — Class B††	3,246	90,643
SembCorp Industries Ltd.††	21,980	89,965
Odakyu Electric Railway Company Ltd.††	9,000	89,481
Toyota Tsusho Corp.††	4,590	87,740
SembCorp Marine Ltd.††	22,980	87,718
Keio Corp.††	12,000	86,976
JGC Corp.††	3,000	86,973
SMC Corp.††	500	86,689
Central Japan Railway Co.††	11	86,635
Marubeni Corp.††	13,000	86,618
Deutsche Post AG††	4,864	86,067
MAN SE††	839	85,815
Ryanair Holdings plc ADR*	2,818	85,667
Chiyoda Corp.††	6,990	85,644
European Aeronautic Defence and Space Company N.V.††	2,378	84,402
Bureau Veritas S.A.††	946	84,162
Tobu Railway Company Ltd.††	16,000	84,118
Kintetsu Corp.††	21,000	83,727
Fraser and Neave Ltd.††	14,980	83,413
Brenntag AG††	748	82,785
Sumitomo Corp.††	5,890	82,412
Campbell Brothers Ltd.††	1,469	82,354
FANUC Corp.††	500	82,191
Keikyu Corp.††	9,000	81,885
Keppel Corporation Ltd.††	9,990	81,843
East Japan Railway Co.††	1,300	81,629
Societe BIC S.A.††	787	81,302
Aggreko plc††	2,496	81,127
Fiat Industrial SpA††	8,231	81,023
ComfortDelGro Corporation Ltd.††	65,930	80,736
Edenred††	2,812	79,724
Hutchison Port Holdings Trust††	112,000	79,520
MTR Corporation Ltd.††	22,980	78,887
SGS S.A.††	42	78,755
Nippon Express Company Ltd.††	19,000	78,458
Orient Overseas International Ltd.††	15,990	78,424
Transurban Group††	13,405	78,297
BAE Systems plc††	17,258	78,209
West Japan Railway Co.††	1,900	78,162
Secom Company Ltd.††	1,700	77,960
Taisei Corp.††	29,000	77,729
Kone Oyj — Class B††	1,286	77,671
NWS Holdings Ltd.††	53,000	77,516
Hitachi Construction Machinery Company Ltd.††	4,100	77,433
Smiths Group plc††	4,855	77,023
ITOCHU Corp.††	7,300	76,728
Serco Group plc††	9,131	76,606
Singapore Technologies Engineering Ltd.††	31,000	76,423
Skanska AB — Class B††	4,978	76,282
Auckland International Airport Ltd.††	38,704	75,912
Nabtesco Corp.††	3,400	75,834
QR National Ltd.††	21,638	75,796
G4S plc††	17,271	75,451
Adecco S.A.*,††	1,696	75,428
Tokyu Corp.††	16,000	75,317
Koninklijke Philips Electronics N.V.††	3,820	75,281
Sandvik AB††	5,848	74,995
Koninklijke Boskalis Westminster N.V.††	2,265	74,745
TOTO Ltd.††	10,000	74,564
Schindler Holding AG - Participation Certificate††	664	74,246
Singapore Airlines Ltd.††	9,000	74,214
Safran S.A.††	1,997	74,166
Mitsubishi Logistics Corp.††	7,000	74,016
Schindler Holding AG††	654	73,759
Toppan Printing Company Ltd.††	11,000	73,477
DSV A/S††	3,691	73,187
Mitsubishi Heavy Industries Ltd.††	17,980	73,092
Geberit AG*,††	369	72,802
Atlas Copco AB — Class A††	3,368	72,479
Meggitt plc††	11,968	72,395
A.P. Moeller - Maersk A/S — Class B††	11	72,134
Metso Oyj††	2,091	72,101
Atlas Copco AB — Class B††	3,782	72,063
Kamigumi Company Ltd.††	9,000	71,596
Hopewell Holdings Ltd.††	25,000	71,569
Volvo AB — Class B††	6,253	71,490
Scania AB — Class B††	4,167	71,407
Kawasaki Heavy Industries Ltd.††	26,000	71,304
Sulzer AG††	601	71,262
Sumitomo Electric Industries Ltd.††	5,690	70,902
Prysmian SpA††	4,749	70,841
Yamato Holdings Company Ltd.††	4,390	70,687
GEA Group AG††	2,647	70,555
Daikin Industries Ltd.††	2,500	70,406
Kajima Corp.††	23,970	70,374
Obayashi Corp.††	16,000	70,262

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Industrials - 19.6% (continued)
THK Company Ltd.††	3,700	$69,948
Neptune Orient Lines Ltd.*,††	79,000	69,717
Hutchison Whampoa Ltd.††	8,000	69,391
Komatsu Ltd.††	2,900	69,227
Yangzijiang Shipbuilding Holdings Ltd.††	85,940	68,920
A.P. Moeller - Maersk A/S — Class A††	11	68,470
Nidec Corp.††	900	68,430
Mitsui & Company Ltd.††	4,600	68,355
Aeroports de Paris††	903	68,304
Ferrovial S.A.††	6,035	68,065
Mabuchi Motor Company Ltd.††	1,700	67,766
Cosco Corporation Singapore Ltd.††	86,000	67,546
Thales S.A.††	2,032	67,140
Capita plc††	6,538	67,126
Kurita Water Industries Ltd.††	2,900	67,080
Vinci S.A.††	1,434	67,023
Mitsubishi Electric Corp.††	8,000	66,932
Groupe Eurotunnel S.A.††	8,211	66,746
Sojitz Corp.††	40,300	66,678
Makita Corp.††	1,900	66,651
NGK Insulators Ltd.††	6,000	66,441
IHI Corp.††	31,000	66,309
Japan Steel Works Ltd.††	12,000	66,255
Legrand S.A.††	1,951	66,222
Nippon Yusen K.K.††	25,000	66,121
International Consolidated Airlines Group S.A.*,††	26,823	66,041
Abertis Infraestructuras S.A.††	4,855	65,618
All Nippon Airways Company Ltd.††	23,000	65,161
JTEKT Corp.††	6,290	65,124
Amada Company Ltd.††	11,000	65,085
Mitsui OSK Lines Ltd.††	18,000	64,888
NSK Ltd.††	10,000	64,795
Mitsubishi Corp.††	3,200	64,686
SKF AB — Class B††	3,277	64,593
Brambles Ltd.††	10,177	64,545
Alfa Laval AB††	3,761	64,441
Delek Group Ltd.*,††	432	64,343
GS Yuasa Corp.††	14,000	64,008
Orkla ASA††	8,801	63,861
Fuji Electric Company Ltd.††	26,000	63,424
Atlantia SpA††	4,965	63,381
LIXIL Group Corp.††	3,000	63,313
Securitas AB — Class B††	8,121	63,143
Dai Nippon Printing Company Ltd.††	8,000	62,672
Schneider Electric S.A.††	1,125	62,536
Weir Group plc††	2,598	62,384
Invensys plc††	17,884	62,298
Elbit Systems Ltd.*,††	1,796	61,861
Cathay Pacific Airways Ltd.††	37,970	61,558
Toll Holdings Ltd.††	14,956	61,493
Siemens AG††	721	60,588
Bouygues S.A.††	2,232	59,897
Shimizu Corp.††	17,000	58,979
ABB Ltd.*,††	3,610	58,950
Kinden Corp.††	9,000	58,944
Kuehne + Nagel International AG††	555	58,803
Sumitomo Heavy Industries Ltd.††	13,000	58,538
Fraport AG Frankfurt Airport Services Worldwide††	1,086	58,478
Kawasaki Kisen Kaisha Ltd.††	28,980	57,564
Ushio, Inc.††	4,600	57,015
Zardoya Otis S.A.††	5,114	56,855
Leighton Holdings Ltd.††	3,367	56,711
Cie de St.-Gobain††	1,511	55,834
Asahi Glass Company Ltd.††	8,000	53,970
Deutsche Lufthansa AG††	4,633	53,565
Hochtief AG*,††	1,076	52,162
Furukawa Electric Company Ltd.††	22,000	52,036
Alstom S.A.††	1,641	51,922
Noble Group Ltd.††	57,950	51,780
NTN Corp.††	16,000	50,367
Qantas Airways Ltd.*,††	44,146	49,043
Finmeccanica SpA*,††	10,250	41,447
ACS Actividades de Construccion y Servicios S.A.††	1,845	39,524
Vallourec S.A.††	854	34,898
Nippon Sheet Glass Company Ltd.††	980	1,080
Rolls-Royce Holdings plc — Class C*,††	544,962	853
Total Industrials		12,866,222
Consumer Discretionary - 14.3%
InterContinental Hotels Group plc††	4,613	110,976
Fuji Heavy Industries Ltd.††	13,000	105,328
Nikon Corp.††	3,400	103,498
Next plc††	2,012	100,989
Pirelli & C. SpA††	9,421	99,368
Whitbread plc††	3,109	98,797
Shimano, Inc.††	1,500	98,344
Toyoda Gosei Company Ltd.††	4,200	96,822
Isuzu Motors Ltd.††	18,000	96,416
Inditex S.A.††	909	93,964
NOK Corp.††	4,400	93,946
USS Company Ltd.††	870	93,874
ITV plc††	77,558	93,258
Shimamura Company Ltd.††	800	92,444
Oriental Land Company Ltd.††	800	91,475
Kingfisher plc††	20,071	90,503
Luxottica Group SpA††	2,577	89,991
Hakuhodo DY Holdings, Inc.††	1,350	89,587
Electrolux AB††	4,471	88,971
WPP plc††	7,299	88,545
Compass Group plc††	8,402	88,124
Daihatsu Motor Company Ltd.††	5,000	87,536
NHK Spring Company Ltd.††	8,100	87,471
Continental AG††	1,038	86,534
Hennes & Mauritz AB — Class B††	2,399	86,106
J Front Retailing Company Ltd.††	17,000	85,451
Li & Fung Ltd.††	43,960	85,118
Sekisui House Ltd.††	9,000	84,978
Yue Yuen Industrial Holdings Ltd.††	26,980	84,827
Toyota Motor Corp.††	2,100	84,761

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Consumer Discretionary - 14.3% (continued)
Takashimaya Company Ltd.††	11,000	$84,547
Honda Motor Company Ltd.††	2,400	83,749
Pearson plc††	4,222	83,700
Sekisui Chemical Company Ltd.††	9,000	83,617
Carnival plc††	2,446	83,586
Kabel Deutschland Holding AG*,††	1,339	83,451
Denso Corp.††	2,400	82,010
Tatts Group Ltd.††	30,259	81,538
Sands China Ltd.††	25,170	80,972
Stanley Electric Company Ltd.††	5,200	80,755
Benesse Holdings, Inc.††	1,800	80,592
Galaxy Entertainment Group Ltd.*,††	31,960	80,407
Fast Retailing Company Ltd.††	400	80,037
Nissan Motor Company Ltd.††	8,390	79,669
TUI Travel plc††	29,977	79,642
Nokian Renkaat Oyj††	2,095	79,588
Sumitomo Rubber Industries Ltd.††	6,090	79,322
NGK Spark Plug Company Ltd.††	6,000	79,251
McDonald's Holdings Company Japan Ltd.††	2,800	78,809
British Sky Broadcasting Group plc††	7,219	78,639
ABC-Mart, Inc.††	2,100	78,573
Sodexo††	1,009	78,569
Isetan Mitsukoshi Holdings Ltd.††	7,390	78,514
Bridgestone Corp.††	3,400	78,078
Namco Bandai Holdings, Inc.††	5,690	78,031
Singapore Press Holdings Ltd.††	25,000	77,229
Aisin Seiki Company Ltd.††	2,300	76,884
Adidas AG††	1,064	76,270
Toho Company Ltd.††	4,400	76,120
Volkswagen AG††	503	76,015
Casio Computer Company Ltd.††	11,590	75,997
Echo Entertainment Group Ltd.††	17,157	75,645
Renault S.A.††	1,878	74,998
Toyota Industries Corp.††	2,600	74,544
Crown Ltd.††	8,517	74,479
TABCORP Holdings Ltd.††	24,672	74,400
Burberry Group plc††	3,574	74,353
Marui Group Company Ltd.††	9,700	74,189
Dentsu, Inc.††	2,500	74,102
Reed Elsevier plc††	9,251	74,071
Marks & Spencer Group plc††	14,501	73,922
Suzuki Motor Corp.††	3,600	73,918
Cie Financiere Richemont S.A.††	1,345	73,860
Jardine Cycle & Carriage Ltd.††	2,000	73,712
Axel Springer AG††	1,707	73,344
Sankyo Company Ltd.††	1,500	73,199
Reed Elsevier N.V.††	6,409	73,122
Christian Dior S.A.††	527	72,481
Sega Sammy Holdings, Inc.††	3,500	71,195
Publicis Groupe S.A.††	1,553	71,029
Nitori Holdings Company Ltd.††	750	70,919
Koito Manufacturing Company Ltd.††	5,000	70,059
SKYCITY Entertainment Group Ltd.††	25,610	69,965
Swatch Group AG/REG††	1,002	69,716
Modern Times Group AB — Class B††	1,497	69,287
Rakuten, Inc.††	6,700	69,269
Rinnai Corp.††	1,000	69,001
Yamaha Corp.††	6,690	68,844
Husqvarna AB — Class B††	14,590	68,811
Harvey Norman Holdings Ltd.††	34,148	68,662
LVMH Moet Hennessy Louis Vuitton S.A.††	450	68,490
Jupiter Telecommunications Company Ltd.	67	68,312
Swatch Group AG††	172	67,987
GKN plc††	23,968	67,912
Cie Generale des Etablissements Michelin — Class B††	1,037	67,852
Accor S.A.††	2,151	67,411
SJM Holdings Ltd.††	35,970	67,399
Bayerische Motoren Werke AG††	930	67,307
SES S.A.††	2,812	66,491
JCDecaux S.A.††	2,980	65,721
PPR††	460	65,569
Shangri-La Asia Ltd.††	33,970	65,250
Toyota Boshoku Corp.††	5,290	64,287
Genting Singapore plc††	56,950	63,977
Asics Corp.††	4,990	63,301
Daimler AG††	1,398	62,829
Wolters Kluwer N.V.††	3,937	62,601
Lagardere SCA††	2,193	61,219
Fiat SpA*,††	11,990	60,455
Mitsubishi Motors Corp.*,††	59,930	60,433
Panasonic Corp.††	7,190	58,777
Wynn Macau Ltd.††	24,380	57,529
Porsche Automobil Holding SE††	1,149	57,159
Lifestyle International Holdings Ltd.††	24,970	55,021
Autogrill SpA††	6,018	54,605
Yamada Denki Company Ltd.††	1,060	54,270
Eutelsat Communications S.A.††	1,691	52,022
Sanrio Company Ltd.††	1,400	51,042
Sharp Corp.††	10,000	50,949
Sony Corp.††	3,500	50,047
Yamaha Motor Company Ltd.††	5,100	48,835
Mazda Motor Corp.††	35,000	47,661
Fairfax Media Ltd.††	83,024	47,624
OPAP S.A.††	5,575	34,897
Mediaset SpA††	19,659	34,432
Peugeot S.A.*,††	2,538	25,031
Total Consumer Discretionary		9,431,963
Materials - 9.7%
Johnson Matthey plc††	2,793	96,811
James Hardie Industries SE††	11,712	96,565
Rexam plc††	13,163	86,849
Yamato Kogyo Company Ltd.††	3,100	86,329
HeidelbergCement AG††	1,790	85,942
Kansai Paint Company Ltd.††	8,000	85,727

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Materials - 9.7% (continued)
Hitachi Metals Ltd.††	7,000	$83,539
CRH plc††	4,317	82,711
Shin-Etsu Chemical Company Ltd.††	1,500	82,602
Syngenta AG††	239	81,822
Nitto Denko Corp.††	1,900	81,405
Svenska Cellulosa AB — Class B††	5,412	81,196
Daido Steel Company Ltd.††	13,000	81,010
Lafarge S.A.††	1,802	80,479
Daicel Corp.††	13,000	79,971
Boliden AB††	5,729	79,939
Amcor Ltd.††	10,563	77,110
Linde AG††	492	76,629
Lanxess AG††	1,197	75,756
Givaudan S.A.*,††	77	75,579
Mitsubishi Materials Corp.††	26,000	75,397
Orica Ltd.††	2,954	75,244
Koninklijke DSM N.V.††	1,524	75,137
Toray Industries, Inc.††	11,000	75,008
Holmen AB — Class B††	2,720	74,055
Showa Denko K.K.††	38,000	73,827
Umicore S.A.††	1,581	73,103
Air Water, Inc.††	6,000	72,749
BASF SE††	1,046	72,738
Air Liquide S.A.††	635	72,592
Kaneka Corp.††	13,000	71,896
Akzo Nobel N.V.††	1,516	71,355
JSR Corp.††	4,100	71,142
Maruichi Steel Tube Ltd.††	3,300	71,030
Holcim Ltd.*,††	1,250	69,263
Kuraray Company Ltd.††	5,290	68,556
Mitsubishi Gas Chemical Company, Inc.††	12,000	68,220
Hitachi Chemical Company Ltd.††	4,300	67,743
Sika AG††	35	67,591
UPM-Kymmene Oyj††	5,957	67,393
Novozymes A/S — Class B††	2,548	66,074
Arkema S.A.††	1,001	65,638
Stora Enso Oyj††	10,600	65,264
BHP Billiton plc††	2,295	65,207
Asahi Kasei Corp.††	12,000	65,047
Taiyo Nippon Sanso Corp.††	11,000	64,270
Teijin Ltd.††	21,000	63,927
SSAB AB — Class A††	7,680	63,830
Randgold Resources Ltd.††	710	63,742
Antofagasta plc††	3,718	63,537
Anglo American plc††	1,925	63,247
Denki Kagaku Kogyo K.K.††	18,000	62,923
Solvay S.A.††	619	61,119
Sumitomo Metal Industries Ltd.††	36,960	60,969
Rio Tinto plc††	1,276	60,626
Fortescue Metals Group Ltd.††	11,751	60,043
Imerys S.A.††	1,170	59,651
Acerinox S.A.††	5,290	59,289
Yara International ASA††	1,350	59,072
Nippon Steel Corp.††	26,000	58,972
Ube Industries Ltd.††	25,000	58,150
Toyo Seikan Kaisha Ltd.††	4,790	58,132
BHP Billiton Ltd.††	1,772	57,718
Xstrata plc††	4,583	57,620
Mitsui Chemicals, Inc.††	23,000	57,596
Rio Tinto Ltd.††	981	57,591
OJI Paper Company Ltd.††	15,000	57,473
Tosoh Corp.††	20,980	57,216
JFE Holdings, Inc.††	3,400	56,906
Incitec Pivot Ltd.††	19,259	56,897
Boral Ltd.††	18,617	56,739
Norsk Hydro ASA††	12,517	56,441
Sumitomo Metal Mining Company Ltd.††	5,000	56,345
Israel Chemicals Ltd.*,††	5,083	56,258
Nisshin Steel Company Ltd.††	40,000	56,144
Sumitomo Chemical Company Ltd.††	18,000	55,329
Glencore International plc††	11,910	55,225
Fresnillo plc††	2,394	54,833
ArcelorMittal††	3,536	54,103
Fletcher Building Ltd.††	11,315	53,559
Voestalpine AG††	2,004	53,229
Vedanta Resources plc††	3,603	51,612
Kazakhmys plc††	4,531	51,333
Salzgitter AG††	1,244	51,213
Kobe Steel Ltd.††	41,960	50,476
K+S AG††	1,093	50,042
Iluka Resources Ltd.††	4,200	49,569
Mitsubishi Chemical Holdings Corp.††	10,990	48,447
OZ Minerals Ltd.††	5,874	47,924
Israel Corporation Ltd.*,††	84	47,519
Eurasian Natural Resources Corp. plc††	7,208	47,029
Lonmin plc††	3,824	46,484
Nippon Paper Group, Inc.††	2,900	46,038
Sims Metal Management Ltd.††	4,436	43,933
Newcrest Mining Ltd.††	1,729	40,235
Cimpor Cimentos de Portugal SGPS S.A.*,††	9,747	38,037
ThyssenKrupp AG††	2,274	37,045
Wacker Chemie AG††	517	35,618
Lynas Corporation Ltd.*,††	37,986	33,618
Alumina Ltd.††	39,614	32,491
Total Materials		6,376,624
Consumer Staples - 7.8%
Lindt & Spruengli AG*,††	4	146,908
Anheuser-Busch InBev N.V.††	1,356	106,916
Japan Tobacco, Inc.††	3,600	106,652
Yakult Honsha Company Ltd.††	2,600	101,819
Lawson, Inc.††	1,400	97,903
Ajinomoto Company, Inc.††	6,990	97,284
Diageo plc††	3,768	97,084
FamilyMart Company Ltd.††	2,100	96,115
Unicharm Corp.††	1,600	91,074
Pernod-Ricard S.A.††	846	90,471
Distribuidora Internacional de Alimentacion S.A.*,††	19,151	90,049
Seven & I Holdings Company Ltd.††	2,900	87,422
Kikkoman Corp.††	7,000	86,529

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Consumer Staples - 7.8% (continued)
Imperial Tobacco Group plc††	2,241	$86,301
Associated British Foods plc††	4,279	86,026
Henkel AG & Company KGaA††	1,532	85,019
SABMiller plc††	2,114	84,794
British American Tobacco plc††	1,665	84,630
Kerry Group plc — Class A††	1,897	83,169
Swedish Match AB††	2,021	81,454
Coca-Cola Amatil Ltd.††	5,845	80,324
Heineken Holding N.V.††	1,788	80,091
Beiersdorf AG††	1,234	80,003
Toyo Suisan Kaisha Ltd.††	3,000	80,001
Kao Corp.††	2,900	79,977
Nippon Meat Packers, Inc.††	6,000	79,420
Carlsberg A/S — Class B††	1,005	79,329
Heineken N.V.††	1,521	79,320
Koninklijke Ahold N.V.††	6,367	78,875
Yamazaki Baking Company Ltd.††	6,000	78,572
Casino Guichard Perrachon S.A.††	892	78,411
MEIJI Holdings Company Ltd.††	1,700	78,065
Aryzta AG*,††	1,554	77,356
Asahi Group Holdings Ltd.††	3,600	77,344
Lindt & Spruengli AG*,††	25	77,270
Nissin Foods Holdings Company Ltd.††	2,000	76,054
L'Oreal S.A.††	647	75,707
Woolworths Ltd.††	2,728	75,096
Unilever plc††	2,232	74,897
Golden Agri-Resources Ltd.††	139,850	74,691
Aeon Company Ltd.††	5,990	74,654
Suedzucker AG††	2,098	74,432
Reckitt Benckiser Group plc††	1,402	74,079
Unilever N.V.††	2,197	73,397
Coca-Cola West Company Ltd.††	4,200	73,232
Barry Callebaut AG*,††	80	72,787
J Sainsbury plc††	15,392	72,716
Nestle S.A.††	1,195	71,321
Kirin Holdings Company Ltd.††	6,000	70,716
Nisshin Seifun Group, Inc.††	5,990	70,126
Wesfarmers Ltd.††	2,260	69,566
Danone S.A.††	1,114	69,236
Tate & Lyle plc††	6,700	67,988
WM Morrison Supermarkets plc††	16,039	66,898
Jeronimo Martins SGPS S.A.††	3,923	66,330
Colruyt S.A.††	1,434	63,980
Shiseido Company Ltd.††	4,000	63,118
Coca Cola Hellenic Bottling Company S.A.	3,395	60,153
TESCO plc††	12,292	59,723
Metcash Ltd.††	17,118	59,302
Olam International Ltd.††	38,970	56,442
Kesko Oyj — Class B††	1,912	49,986
Carrefour S.A.††	2,692	49,712
Wilmar International Ltd.††	17,000	49,017
Metro AG††	1,680	48,992
Delhaize Group S.A.††	1,097	40,188
Total Consumer Staples		5,116,513
Information Technology - 6.5%
ASML Holding N.V.††	2,074	106,519
Oracle Corporation Japan††	2,300	98,998
Hitachi High-Technologies Corp.††	4,000	98,495
ASM Pacific Technology Ltd.††	7,400	94,589
Otsuka Corp.††	1,100	93,646
AtoS††	1,507	90,129
Yokogawa Electric Corp.††	8,700	89,944
NICE Systems Ltd.*,††	2,396	87,766
Dassault Systemes S.A.††	935	87,729
Advantest Corp.††	5,600	87,542
Citizen Holdings Company Ltd.††	14,890	87,327
Itochu Techno-Solutions Corp.††	1,800	86,875
Konica Minolta Holdings, Inc.††	10,990	86,578
Shimadzu Corp.††	10,000	86,530
Hitachi Ltd.††	14,000	86,322
SAP AG††	1,362	80,657
Sage Group plc††	18,464	80,326
Amadeus IT Holding S.A. — Class A††	3,779	80,068
Hirose Electric Company Ltd.††	800	79,194
Kyocera Corp.††	900	77,886
Yahoo Japan Corp.††	239	77,379
Hexagon AB — Class B††	4,507	77,359
Nomura Research Institute Ltd.††	3,500	77,019
NTT Data Corp.††	25	76,732
Tokyo Electron Ltd.††	1,600	75,032
Hoya Corp.††	3,400	74,902
Keyence Corp.††	300	74,212
Trend Micro, Inc.††	2,500	73,651
United Internet AG††	4,202	72,242
Fujitsu Ltd.††	15,000	71,786
Computershare Ltd.††	9,280	70,932
TDK Corp.††	1,700	69,204
Murata Manufacturing Company Ltd.††	1,300	68,381
Canon, Inc.††	1,700	67,848
Ricoh Company Ltd.††	8,000	67,517
Brother Industries Ltd.††	5,890	67,435
Capital Gemini S.A.††	1,813	66,733
ARM Holdings plc††	8,432	66,733
Omron Corp.††	3,100	65,694
Toshiba Corp.††	17,000	64,708
Hamamatsu Photonics K.K.††	1,900	64,459
STMicroelectronics N.V.††	11,302	61,506
Yaskawa Electric Corp.††	8,000	60,950
Telefonaktiebolaget LM Ericsson — Class B††	6,598	60,367
Foxconn International Holdings Ltd.*,††	164,850	60,224
FUJIFILM Holdings Corp.††	3,100	58,733
Infineon Technologies AG††	8,666	58,657
Nintendo Company Ltd.††	500	58,391
Rohm Company Ltd.††	1,500	57,802
Ibiden Company Ltd.††	3,100	56,154
Seiko Epson Corp.††	5,400	54,800
Sumco Corp.††	6,000	54,580
Square Enix Holdings Company Ltd.††	3,390	53,394
Konami Corp.††	2,200	49,849

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Information Technology - 6.5% (continued)
NEC Corp.††	32,000	$49,792
Gree, Inc.††	2,500	49,731
Nippon Electric Glass Company Ltd.††	8,000	47,780
Dena Company Ltd.††	1,500	39,482
Alcatel-Lucent*,††	20,499	33,741
Nokia Oyj††	12,088	24,661
Elpida Memory, Inc.*	18,800	235
Total Information Technology		4,247,907
Health Care - 6.5%
Medipal Holdings Corp.††	8,290	117,428
Elan Corporation plc*,††	7,421	108,841
Suzuken Company Ltd.††	3,100	104,645
Novo Nordisk A/S — Class B††	713	103,414
Alfresa Holdings Corp.††	1,900	100,933
CSL Ltd.††	2,399	97,307
Grifols S.A.*,††	3,659	92,704
Ramsay Health Care Ltd.††	3,926	91,221
Sonova Holding AG*,††	929	89,865
Cie Generale d'Optique Essilor International S.A.††	963	89,468
Otsuka Holdings Company Ltd.††	2,900	89,017
Hisamitsu Pharmaceutical Company, Inc.††	1,800	88,587
Ono Pharmaceutical Company Ltd.††	1,400	87,976
Coloplast A/S — Class B††	489	87,928
Astellas Pharma, Inc.††	2,000	87,277
UCB S.A.††	1,680	84,871
Chugai Pharmaceutical Company Ltd.††	4,400	83,412
Merck KGaA††	832	83,094
Sysmex Corp.††	2,100	83,050
Kyowa Hakko Kirin Company Ltd.††	8,000	82,393
Bayer AG††	1,141	82,225
Santen Pharmaceutical Company Ltd.††	2,000	82,189
QIAGEN N.V.*,††	4,830	80,882
William Demant Holding A/S*,††	896	80,541
GlaxoSmithKline plc††	3,487	79,171
Eisai Company Ltd.††	1,800	78,824
Smith & Nephew plc††	7,830	78,314
Dainippon Sumitomo Pharma Company Ltd.††	7,590	77,549
Fresenius Medical Care AG & Co. KGaA††	1,097	77,484
Sonic Healthcare Ltd.††	5,916	77,375
Sanofi††	1,016	76,917
Taisho Pharmaceutical Holdings Company Ltd.††	900	76,110
Roche Holding AG††	439	75,836
Miraca Holdings, Inc.††	1,800	74,733
Fresenius SE & Company KGaA††	714	73,931
Actelion Ltd.*,††	1,786	73,468
Getinge AB — Class B††	2,951	73,224
Novartis AG††	1,304	72,915
Teva Pharmaceutical Industries Ltd.*,††	1,848	72,867
Takeda Pharmaceutical Company Ltd.††	1,600	72,643
Celesio AG††	4,401	72,042
AstraZeneca plc††	1,599	71,438
Shire plc††	2,340	67,280
Tsumura & Co.††	2,500	66,207
Mitsubishi Tanabe Pharma Corp.††	4,600	66,146
Daiichi Sankyo Company Ltd.††	3,900	65,761
Shionogi & Company Ltd.††	4,700	63,905
Orion Oyj — Class B††	3,279	62,110
Terumo Corp.††	1,500	61,645
Cochlear Ltd.††	903	61,325
Straumann Holding AG††	387	56,925
Lonza Group AG*,††	1,213	50,471
Johnson & Johnson	725	48,952
Olympus Corp.††	2,600	42,132
Total Health Care		4,246,968
Utilities - 4.3%
International Power plc ADR	14,092	92,137
Tokyo Gas Company Ltd.††	17,000	86,886
United Utilities Group plc††	7,736	81,883
Severn Trent plc††	3,146	81,499
Toho Gas Company Ltd.††	13,000	80,682
RWE AG††	1,952	79,832
Osaka Gas Company Ltd.††	19,000	79,605
SSE plc††	3,634	79,216
National Grid plc††	7,466	79,061
SP AusNet††	73,739	77,278
Centrica plc††	15,192	75,931
Hong Kong & China Gas Company Ltd.††	35,156	74,682
Cheung Kong Infrastructure Holdings Ltd.††	12,000	72,645
E.ON AG††	3,360	72,611
Terna Rete Elettrica Nazionale SpA††	20,000	72,276
CLP Holdings Ltd.††	8,490	72,155
Power Assets Holdings Ltd.††	9,490	71,214
Chugoku Electric Power Company, Inc.††	4,290	70,754
Electric Power Development Company Ltd.††	2,600	68,326
Snam SpA††	15,051	67,435
AGL Energy Ltd.††	4,404	66,926
Red Electrica Corporation S.A.††	1,522	66,433
Contact Energy Ltd.*,††	17,128	66,274
Enagas S.A.††	3,561	64,979
Chubu Electric Power Company, Inc.††	3,990	64,700
Shikoku Electric Power Company, Inc.††	3,000	63,772
Hokuriku Electric Power Co.††	4,000	62,288
Hokkaido Electric Power Company, Inc.††	4,600	59,450
Veolia Environnement S.A.††	4,496	56,937
GDF Suez††	2,355	56,165
Tohoku Electric Power Company, Inc.††	5,490	55,162
EDP - Energias de Portugal S.A.††	22,622	53,518

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Utilities - 4.3% (continued)
Kyushu Electric Power Company, Inc.††	4,490	$53,266
Electricite de France S.A.††	2,390	53,180
Gas Natural SDG S.A.††	4,137	53,121
Fortum Oyj††	2,731	51,866
Enel Green Power SpA††	32,637	51,722
Kansai Electric Power Company, Inc.††	4,200	50,369
Enel SpA††	15,069	48,659
Acciona S.A.††	801	47,886
Iberdrola S.A.††	10,038	47,395
Suez Environnement Co.††	4,323	46,486
Verbund AG††	1,933	44,282
Tokyo Electric Power Company, Inc.††	14,380	27,834
Total Utilities		2,848,778
Energy - 4.0%
Tullow Oil plc††	4,486	103,606
Caltex Australia Ltd.††	6,157	85,993
Seadrill Ltd.††	2,355	83,983
AMEC plc††	5,283	83,194
Technip S.A.††	783	81,607
Aker Solutions ASA††	5,716	81,097
Tenaris S.A.††	4,606	81,006
Cie Generale de Geophysique - Veritas*,††	3,113	80,522
Fugro N.V.††	1,327	80,500
Eni SpA††	3,778	80,270
Royal Dutch Shell plc — Class B††	2,293	80,075
Petrofac Ltd.††	3,658	79,782
Neste Oil Oyj††	6,927	77,954
BP plc††	11,621	77,593
Royal Dutch Shell plc — Class A††	2,297	77,388
Saipem SpA††	1,724	76,782
BG Group plc††	3,648	74,646
Cosmo Oil Company Ltd.††	29,000	73,813
Statoil ASA††	3,094	73,779
Idemitsu Kosan Company Ltd.††	800	71,761
Total S.A.††	1,528	68,778
Japan Petroleum Exploration Co.††	1,800	68,533
WorleyParsons Ltd.††	2,600	67,513
Subsea 7 S.A.††	3,304	65,379
Santos Ltd.††	5,868	64,627
JX Holdings, Inc.††	12,190	62,827
TonenGeneral Sekiyu K.K.††	7,000	62,242
Origin Energy Ltd.††	4,921	61,974
Woodside Petroleum Ltd.††	1,933	61,944
Inpex Corp.††	11	61,782
Transocean Ltd.††	1,367	61,306
OMV AG††	1,919	60,356
Showa Shell Sekiyu K.K.††	9,390	57,645
Lundin Petroleum AB*,††	2,805	52,508
SBM Offshore N.V.††	3,705	51,348
Galp Energia SGPS S.A. — Class B††	3,768	47,774
Repsol YPF S.A.††	2,685	43,164
Veripos, Inc.*	330	895
Total Energy		2,625,946
Telecommunication Services - 3.2%
BT Group plc††	27,874	92,311
Iliad S.A.††	612	88,626
StarHub Ltd.††	31,960	86,626
Softbank Corp.††	2,300	85,614
Telstra Corporation Ltd.††	22,577	85,541
Nippon Telegraph & Telephone Corp.††	1,700	79,271
Vodafone Group plc††	27,758	77,994
Inmarsat plc††	9,965	76,882
Singapore Telecommunications Ltd.††	28,970	75,865
Telenor ASA††	4,448	74,355
KDDI Corp.††	11	70,960
NTT DoCoMo, Inc.††	42	69,888
Elisa Oyj††	3,451	69,498
Swisscom AG††	169	68,093
Telekom Austria AG††	6,660	65,465
TeliaSonera AB††	10,222	65,303
PCCW Ltd.††	176,790	65,200
Belgacom S.A.††	2,253	64,073
Millicom International Cellular S.A.††	661	62,380
Vivendi S.A.††	3,276	60,875
Telecom Italia SpA††	61,403	60,679
Telecom Corporation of New Zealand Ltd.††	31,505	59,991
TDC A/S††	8,471	58,872
Deutsche Telekom AG††	5,269	57,749
Telecom Italia SpA - Savings Shares††	69,670	56,462
Tele2 AB — Class B††	3,571	55,328
France Telecom S.A.††	3,898	51,256
Koninklijke KPN N.V.††	5,265	50,347
Telefonica S.A.††	3,596	47,339
Mobistar S.A.	1,139	38,978
Portugal Telecom SGPS S.A.††	8,756	38,351
Bezeq The Israeli Telecommunication Corporation Ltd.*,††	33,013	35,136
HKT Trust / HKT Ltd.††	4,403	3,456
Total Telecommunication Services		2,098,764
Total Common Stocks
(Cost $72,859,207)		64,221,009
PREFERRED STOCKS†† - 0.6%
ProSiebenSat.1 Media AG	4,010	89,899
Henkel AG & Company KGaA	1,248	82,930
RWE AG	2,149	79,804
Volkswagen AG	457	72,405
Bayerische Motoren Werke AG	1,451	71,581
Total Preferred Stocks		396,619
(Cost $411,531)

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
RIGHTS†† - 0.0%
Echo Entertainment Group Ltd.
Expires 07/09/12	3,430	$3,439
Zardoya Otis S.A.
Expires 07/04/12	5,114	2,764
Repsol YPF, S.A.
Expires 07/05/12	2,685	1,883
Rolls-Royce Holdings plc
Expires 07/06/12	637,696	999
Total Rights
(Cost $7,766)		9,085
EXCHANGE TRADED FUNDS† - 1.8%
Vanguard MSCI EAFE ETF	26,538	837,804
Guggenheim MSCI EAFE Equal Weight ETF	5,100	176,052
iShares MSCI Japan Index Fund	14,172	133,359
iShares MSCI Singapore Index Fund	1,340	16,509
iShares MSCI Hong Kong Index Fund	892	14,629
Total Exchange Traded Funds
(Cost $1,146,745)		1,178,353
SHORT TERM INVESTMENT†† - 0.4%
State Street General Account U.S. Government Fund	289,056	289,056
Total Short Term Investment
(Cost $289,056)		289,056
Total Investments - 100.5%
(Cost $74,714,305)		$66,094,122
Other Assets & Liabilities, net - (0.5)%		(337,062)
Total Net Assets - 100.0%		$65,757,060

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 89.5%
Information Technology - 21.2%
Nuance Communications, Inc.*	12,055	$287,149
Cadence Design Systems, Inc.*	25,120	276,069
Alliance Data Systems Corp.*	2,006	270,810
IAC/InterActiveCorp.	5,225	238,260
Aspen Technology, Inc.*	8,300	192,145
Opnet Technologies, Inc.	6,850	182,142
Cavium, Inc.*	6,000	168,000
Fortinet, Inc.*	6,820	158,360
Ciena Corp.*	9,000	147,329
QLIK Technologies, Inc.*	6,599	145,970
Aruba Networks, Inc.*	9,200	138,460
Nanometrics, Inc.*	8,390	128,870
LogMeIn, Inc.*	3,500	106,820
NETGEAR, Inc.*	3,050	105,256
Harmonic, Inc.*	22,650	96,489
Rofin-Sinar Technologies, Inc.*	4,710	89,160
SolarWinds, Inc.*	1,960	85,378
Lattice Semiconductor Corp.*	22,600	85,202
Sourcefire, Inc.*	1,580	81,212
SYNNEX Corp.*	2,230	76,913
Informatica Corp.*	1,640	69,470
VanceInfo Technologies, Inc. ADR*	5,600	53,648
Riverbed Technology, Inc.*	2,810	45,382
Total Information Technology		3,228,494
Consumer Discretionary - 18.1%
Jarden Corp.	7,215	303,174
Life Time Fitness, Inc.*	5,220	242,782
Oxford Industries, Inc.	5,040	225,288
Lennar Corp. — Class A	6,950	214,825
SodaStream International Ltd.*	4,625	189,486
Penn National Gaming, Inc.*	3,825	170,556
Pinnacle Entertainment, Inc.*	17,414	167,523
BJ's Restaurants, Inc.*	4,200	159,600
Hanesbrands, Inc.*	5,490	152,238
Pier 1 Imports, Inc.	9,100	149,513
MDC Partners, Inc. — Class A	12,400	140,616
Monro Muffler Brake, Inc.	4,075	135,453
Red Robin Gourmet Burgers, Inc.*	3,600	109,836
International Game Technology	6,400	100,800
Vail Resorts, Inc.	1,875	93,900
Ulta Salon Cosmetics & Fragrance, Inc.	825	77,039
HomeAway, Inc.*	2,900	63,046
Select Comfort Corp.*	2,010	42,049
Total Consumer Discretionary		2,737,724
Health Care - 17.3%
Endo Health Solutions, Inc.*	7,590	235,137
Haemonetics Corp.*	2,735	202,691
BioMarin Pharmaceutical, Inc.*	5,000	197,899
NxStage Medical, Inc.*	11,650	195,254
Optimer Pharmaceuticals, Inc.*	12,300	190,896
Dynavax Technologies Corp.*	40,500	174,960
Endologix, Inc.*	11,100	171,384
Health Management Associates, Inc. — Class A*	18,070	141,850
Auxilium Pharmaceuticals, Inc.*	5,165	138,887
Hologic, Inc.*	7,070	127,543
AngioDynamics, Inc.*	10,110	121,421
Cepheid, Inc.*	2,665	119,259
Halozyme Therapeutics, Inc.*	12,440	110,218
Amarin Corporation plc ADR*	6,500	93,990
Acorda Therapeutics, Inc.*	3,750	88,350
Exact Sciences Corp.*	7,850	84,152
Pharmacyclics, Inc.*	1,350	73,724
HeartWare International, Inc.*	750	66,600
Momenta Pharmaceuticals, Inc.*	3,300	44,616
CardioNet, Inc.*	12,550	25,477
Achillion Pharmaceuticals, Inc.*	3,200	19,840
Total Health Care		2,624,148
Industrials - 12.0%
BE Aerospace, Inc.*	4,440	193,850
IDEX Corp.	4,970	193,730
WESCO International, Inc.*	3,250	187,038
Hexcel Corp.*	6,950	179,241
Regal-Beloit Corp.	2,440	151,914
Kansas City Southern	2,165	150,597
Titan International, Inc.	5,950	145,954
Crane Co.	3,500	127,330
Towers Watson & Co. — Class A	2,000	119,800
WABCO Holdings, Inc.*	2,140	113,270
Wabtec Corp.	1,215	94,782
Colfax Corp.*	3,350	92,360
AECOM Technology Corp.*	4,210	69,255
Total Industrials		1,819,121
Materials - 6.4%
Ashland, Inc.	4,150	287,637
HB Fuller Co.	6,450	198,015
Kaiser Aluminum Corp.	3,370	174,701
Silgan Holdings, Inc.	2,670	113,982
Universal Stainless & Alloy*	2,700	110,970
Cliffs Natural Resources, Inc.	1,760	86,750
Total Materials		972,055
Energy - 6.0%
Oil States International, Inc.*	4,410	291,941
Stone Energy Corp.*	6,700	169,778
Superior Energy Services, Inc.*	7,855	158,907
McDermott International, Inc.*	13,750	153,175
Energy XXI Bermuda Ltd.	4,158	130,104
Total Energy		903,905
Financials - 4.5%
Texas Capital Bancshares, Inc.*	6,450	260,515
Amtrust Financial Services, Inc.	6,550	194,601
Iberiabank Corp.	3,145	158,665
Stifel Financial Corp.*	2,203	68,073
Total Financials		681,854
Telecommunication Services - 1.7%
SBA Communications Corp. — Class A*	4,450	253,873
Utilities - 1.5%
NorthWestern Corp.	6,175	226,623
Consumer Staples - 0.8%
Smart Balance, Inc.*	12,500	117,375
Total Common Stocks
(Cost $11,744,375)		13,565,172

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
EXCHANGE TRADED FUND† - 5.2%
iShares Russell 2000 Growth Index Fund	8,610	$787,557
Total Exchange Traded Fund
(Cost $724,743)		787,557
Total Investments - 94.7%
(Cost $12,469,118)		$14,352,729
Other Assets & Liabilities, net - 5.3%		795,676
Total Net Assets - 100.0%		$15,148,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 99.4%
Industrials - 21.5%
Great Lakes Dredge & Dock Corp.	118,285	$842,188
Covanta Holding Corp.	35,190	603,508
Saia, Inc.*	25,570	559,728
Navigant Consulting, Inc.*	37,500	474,000
GeoEye, Inc.*	29,822	461,645
ICF International, Inc.*	19,257	459,087
Aegion Corp. — Class A*	24,053	430,308
Sterling Construction Company, Inc.*	38,128	389,668
Orbital Sciences Corp.*	26,774	345,920
Powell Industries, Inc.*	8,530	318,680
General Cable Corp.*	11,790	305,833
Celadon Group, Inc.	17,782	291,269
EnergySolutions, Inc.*	146,955	248,354
Vitran Corporation, Inc. — Class A*	40,920	245,520
Energy Recovery, Inc.*	96,450	231,480
Marten Transport Ltd.	8,370	177,946
Atlas Air Worldwide Holdings, Inc.*	4,020	174,910
DryShips, Inc.*	72,889	159,627
Furmanite Corp.*	32,210	156,541
Total Industrials		6,876,212
Financials - 19.7%
Hanover Insurance Group, Inc.[1]	28,678	1,122,170
Horace Mann Educators Corp.	34,550	603,934
Reinsurance Group of America, Inc. — Class A	11,300	601,273
1st Source Corp.	20,860	471,436
Ocwen Financial Corp.*	24,091	452,429
Endurance Specialty Holdings Ltd.	9,824	376,456
Redwood Trust, Inc.	27,903	348,229
Bancorp, Inc.*	35,490	335,381
MGIC Investment Corp.*	110,917	319,441
PrivateBancorp, Inc. — Class A	20,586	303,849
Employers Holdings, Inc.	16,806	303,180
Lexington Realty Trust	30,297	256,616
AMERISAFE, Inc.*	8,835	229,268
Solar Senior Capital Ltd.	13,556	229,097
Safeguard Scientifics, Inc.*	11,980	185,450
BancFirst Corp.	4,224	177,028
First Marblehead Corp.*	9,794	11,459
Total Financials		6,326,696
Information Technology - 15.1%
Global Cash Access Holdings, Inc.*	131,940	951,287
Cree, Inc.*	25,750	661,003
IXYS Corp.*	52,820	589,999
Insight Enterprises, Inc.*	30,984	521,461
Digi International, Inc.*	41,627	426,261
Maxwell Technologies, Inc.*	54,104	354,922
Multi-Fineline Electronix, Inc.*	14,240	350,874
Power-One, Inc.*	46,143	208,566
Spansion, Inc. — Class A*	18,620	204,448
Intermec, Inc.*	30,410	188,542
Perficient, Inc.*	13,931	156,445
Symmetricom, Inc.*	24,280	145,437
RF Micro Devices, Inc.*	17,669	75,093
Total Information Technology		4,834,338
Consumer Discretionary - 14.2%
Cabela's, Inc.*	27,309	1,032,553
Maidenform Brands, Inc.*	26,260	523,099
Chico's FAS, Inc.	32,300	479,333
International Speedway Corp. — Class A	17,991	471,004
DeVry, Inc.	14,500	449,065
Brown Shoe Company, Inc.	31,674	408,911
Scholastic Corp.	10,382	292,357
Penn National Gaming, Inc.*	5,484	244,532
iRobot Corp.*	10,898	241,391
Jones Group, Inc.	24,596	235,138
Coldwater Creek, Inc.*	347,889	189,947
Total Consumer Discretionary		4,567,330
Energy - 9.6%
Abraxas Petroleum Corp.*	221,280	705,883
Kodiak Oil & Gas Corp.*	62,130	510,087
Gulfport Energy Corp.*	23,311	480,906
Goodrich Petroleum Corp.*	32,902	456,022
Resolute Energy Corp.*	36,700	351,219
Sanchez Energy Corp.*	11,367	236,434
PDC Energy, Inc.*	8,400	205,968
USEC, Inc.*	74,420	73,676
Tesco Corp.*	5,965	71,580
Total Energy		3,091,775
Utilities - 6.4%
UGI Corp.	19,690	579,477
Great Plains Energy, Inc.	22,780	487,720
Black Hills Corp.	14,671	471,966
South Jersey Industries, Inc.	6,790	346,086
MDU Resources Group, Inc.	8,613	186,127
Total Utilities		2,071,376
Materials - 6.4%
TPC Group, Inc.*	18,962	700,646
Landec Corp.*	57,896	495,590
Zoltek Companies, Inc.*	45,880	414,296
A. Schulman, Inc.	14,010	278,099
Globe Specialty Metals, Inc.	13,240	177,813
Total Materials		2,066,444
Consumer Staples - 3.8%
Central Garden and Pet Co. — Class A*	45,235	492,609
Spartan Stores, Inc.	24,040	435,845
Darling International, Inc.*	14,684	242,139
Central Garden and Pet Co.*	5,428	56,343
Total Consumer Staples		1,226,936
Health Care - 2.7%
Greatbatch, Inc.*	15,388	349,461
ICU Medical, Inc.*	5,950	317,611
Kindred Healthcare, Inc.*	20,736	203,835
Total Health Care		870,907
Total Common Stocks
(Cost $31,263,256)		31,932,014

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
PREFERRED STOCK†† - 0.0%
Thermoenergy Corp.*,2	6,250	$2,008
Total Preferred Stock
(Cost $5,968)		2,008
Total Long Investments - 99.4%
(Cost $31,269,224)		$31,934,022
	Contracts
OPTIONS WRITTEN † - (0.1)%
Written Put Options on:
SandRidge Energy, Inc. Expiring September 2012 with strike price of $7.00	80	$(7,360)
SandRidge Energy, Inc. Expiring September 2012 with strike price of $6.00	173	(8,131)
Plains Exploration & Production Co. Expiring August 2012 with strike price of $40.00	20	(11,400)
Total Written Put Options		(26,891)
Total Options Written
(Premiums received $23,464)		(26,891)
Other Assets & Liabilities, net - 0.7%		214,064
Total Net Assets - 100.0%		$32,121,195

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2012.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, informationas to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Foreign Currency Transactions – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Futures – Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

D. Options Written – The Funds wrote put options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

F. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization ofpremiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

G. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

H. Distributions to Shareholders – Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2012, there were no earnings credits received.

J. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
All Cap Value Fund	$2,396,873	$–	$–	$–	$2,396,873
Alpha Opportunity Fund	12,076,235	16,671	568,669	–	12,661,575
Large Cap Concentrated Growth Fund	30,099,939	–	–	–	30,099,939
Large Cap Core Fund	172,770,292	–	6,147,000	–	178,917,292
Mid Cap Value Fund	1,099,065,323	–	29,068,385	–	1,128,133,708
Mid Cap Value Institutional Fund	502,097,901	–	17,422,891	–	519,520,792
MSCI EAFE Equal Weight Fund	1,573,682	–	64,520,440	–	66,094,122
Small Cap Growth Fund	14,352,729	–	–	–	14,352,729
Small Cap Value Fund	31,932,014	–	2,008	–	31,934,022
Liabilities
Alpha Opportunity Fund	$112,264	$–	$–	$7,341,377	$7,453,641
Mid Cap Value Fund	1,464,499	–	–	–	1,464,499
Mid Cap Value Institutional Fund	626,102	–	–	–	626,102
Small Cap Value Fund	26,891	–	–	–	26,891

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds generally recognized transfers between the levels as of the beginning of the period. As of June 30, 2012, MSCI EAFE Equal Weight Fund had securities with a total value of $64,221,446 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the exchange.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Securities Sold Short	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377	$7,341,377
Total realized gains or losses included in earnings	-	-
Total unrealized gains or losses included in earnings	-	-
Purchases, sales, issuances, and settlements	-	-
Transfers in and/or out of Level 3	-	-
Ending Balance	$7,341,377	$7,341,377

3. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2012, the collateral for the repurchase agreements was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street			U.S. Treasury Note
	0.01%			2.63%
	Due 07/02/12	$ 60,120	$ 60,120	12/31/14	$ 65,000	$ 69,469
Large Cap Core Fund	UMB Financial Corp.			Fannie Mae
	0.05%			2.50%
	Due 07/02/12	6,147,000	6,147,026	03/01/27	5,157,621	5,351,562
				Ginnie Mae
				2.00%
				02/20/38	895,751	919,252
Mid Cap Value Fund	UMB Financial Corp.			Ginnie Mae
	0.05%			2.14% - 2.17%
	Due 07/02/12	15,340,000	15,340,064	04/16/41 - 12/16/43	15,251,480	15,646,800
Mid Cap Value	UMB Financial Corp.			Ginnie Mae
Institutional Fund	0.05%			2.17%
	Due 07/02/12	12,518,000	12,518,052	04/16/41	12,417,000	12,768,360

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2012 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/11	Additions	Reductions	Value 6/30/2012	Shares 6/30/12	Investment Income
Mid Cap Value Fund
	Common Stock:
	IXYS Corp.	$25,422,534	$351,770	$(1,822,484)	$24,404,540	2,184,829	$-
	Maxwell Technologies, Inc.	29,779,169	295,400	(58,625)	10,725,856	1,635,039	-
	Total	$55,201,703	$647,170	$(1,881,109)	$35,130,396	3,819,868	$-

Mid Cap Value Institutional Fund
	Common Stock:
	HydroGen Corp.	$18,985			$15,188	1,265,700	$-
	Total	$18,985	$-	$-	$15,188	1,265,700	$-

5. Options Written

Transactions in options written during the period ended June 30, 2012 were as follows:

Written Call Options

	All Cap Value Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2011	–	$–	2,211	$569,087	931	$239,517	31	$5,287
Options Written	7	1,398	5,014	981,372	1,974	386,066	156	8,693
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–
Options expired	(1)	(104)	(4,119)	(873,594)	(1,688)	(360,543)	(48)	(7,978)
Options exercised	(6)	(1,294)	(3,106)	(676,865)	(1,217)	(265,040)	(139)	(6,002)
Balance at June 30, 2012	–	$–	–	$–	–	$–	–	$–

Written Put Options

	All Cap Value Fund		Large Cap Core Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2011	4	$1,472	119	$21,832	13,177	$2,577,115	5,411	$1,068,730	74	$12,616
Options Written	9	928	–	–	14,753	1,568,389	5,764	632,777	304	26,909
Options terminated in closing purchase transactions	–	–	–	–	(3,419)	(406,921)	(1,471)	(175,747)	(32)	(3,805)
Options expired	(13)	(2,400)	(119)	(21,832)	(7,877)	(1,508,389)	(2,933)	(604,905)	(50)	(7,587)
Options exercised	–	–	–	–	(6,017)	(1,093,677)	(2,365)	(439,392)	(23)	(4,669)
Balance at June 30, 2012	–	$–	–	$–	10,617	$1,136,517	4,406	$481,463	273	$23,464

Item 2.          Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.          Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	August 28, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	August 28, 2012